As Filed with the Securities and Exchange Commission on April 30, 2009
Registration Nos. 333 - 103492
811 - 21313

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

☐	Pre-Effective Amendment No. __

☑	Post-Effective Amendment No. 7
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑

☑	Amendment No. 7
AMERICAN FIDELITY SEPARATE ACCOUNT C
(Exact Name of Registrant)
AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA (Address of Depositor’s Principal Executive Offices)	73106 (Zip Code)
Depositor’s Telephone Number, Including Area Code (405) 523-2000

Stephen P. Garrett	Copies to:
Senior Vice President and Chief Compliance Officer
American Fidelity Assurance Company	Jennifer Wheeler
2000 N. Classen Boulevard	McAfee & Taft
Oklahoma City, Oklahoma 73106	A Professional Corporation
(Name and Address of Agent for Service)	10th Floor, Two Leadership Square
Oklahoma City, OK 73102-7103
Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of the Registration Statement
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on May 1, 2009 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐ on (date) pursuant to paragraph (a) (1) of Rule 485
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group variable annuity contracts

457(b) Group Variable Annuity

from

May 1, 2009

457(b) Group Variable Annuity
issued by
American Fidelity Separate Account C
and
American Fidelity Assurance Company
PROSPECTUS
May 1, 2009
American Fidelity Separate Account C (“Separate Account C”) is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended. This prospectus describes the policy, which is issued by us, American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer. Our home office is at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.
The 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy. You have 17 investment options in the annuity — the Guaranteed Interest Account, which is a fixed investment option, and the following variable investment options, each of which corresponds with one of the following eligible portfolios:

American Fidelity Dual Strategy Fund, Inc.®	The Dreyfus Socially Responsible Growth Fund, Inc.
American Century Variable Portfolios, Inc.	The Dreyfus Stock Index Fund, Inc.
VP Balanced Fund	Dreyfus Variable Investment Fund
VP Capital Appreciation Fund	Growth and Income Portfolio
VP Income & Growth Fund	International Value Portfolio
VP International Fund	Dreyfus Investment Portfolios
BlackRock Variable Series Funds, Inc.	Technology Growth Portfolio
BlackRock Basic Value V. I. Fund	Vanguard® Variable Insurance Fund
BlackRock Large Cap Growth V. I. Fund	Total Bond Market Index Portfolio
BlackRock Value Opportunities V. I. Fund	Balanced Portfolio
Small Company Growth Portfolio
This prospectus contains important information about Separate Account C that participants should know before investing in the 457(b) Group Variable Annuity. Please keep this prospectus for future reference. We filed a Statement of Additional Information with the Securities and Exchange Commission (“SEC”) dated May 1, 2009 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus, and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at 800-662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.
Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Please read this prospectus carefully and keep it for future reference.

GLOSSARY OF TERMS
Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.
Account value: The value of your participant account during the accumulation phase.
Accumulation period: The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments (the date the participant account is closed). Until a participant begins receiving annuity payments, the participant’s annuity is in the accumulation period.
Accumulation unit: The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation period.
Annuitant: The person on whose life annuity payments are based.
Annuity: A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.
Annuity date: The date annuity payments begin.
Annuity options: The various methods available to select as pay-out plans for an annuitant’s annuity payments.
Annuity payments: Regular income payments you may receive from the policy during the annuity period.
Annuity period: The period during which we make annuity payments.
Eligible portfolios: The portfolios that serve as the Separate Account’s underlying investment options. Each sub-account invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.
General account: Our general account consists of all of our assets other than those assets allocated to Separate Account C or to any of our other separate accounts.
Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.
Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options. We reserve the right to add, remove, or combine sub-accounts as eligible investment options.
Participant: A person for whom an interest is maintained under a group variable annuity policy, generally an employee.
Participant account: The account we maintain for you as a participant, reflecting the accumulation units credited to you.
Plan: The 457(b) eligible defined contribution plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.
Policy: The 457(b) Group Variable Annuity.

i

Policyholder: The owner of the policy, generally a state or local government employer or other identified on the application for which, and to whom, the policy is issued.
Policy year: The annual period that begins on the date of issue and each anniversary of that date. For purposes of determining a participant’s applicable withdrawal charges, this period begins with the participant effective date.
Portfolio companies: The companies offering the portfolios in which the sub-accounts invest.
Purchase payment: The money invested in the plan on behalf of a participant and allocated to a participant’s account.
Separate Account: Our separate account that provides the variable investment options. The separate account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.
Sub-Account: An investment division of Separate Account C. Each sub-account invests its assets in shares of a corresponding eligible portfolio.
We, Us, Our: American Fidelity Assurance Company, the insurance company offering the contract or policy.
You, Your: A participant in the 457(b) Group Variable Annuity; generally, an employee. Although we sometimes refer to “you” or a “participant” as having certain rights and abilities with respect to the policy, the policyholder, which is generally the employer, may actually be entitled to some or all of those rights and abilities. Each participant should review the terms of the policy to determine how it applies to him or her, individually.

ii

iii

SUMMARY
In this summary, we discuss some of the important features of the 457(b) Group Variable Annuity policy. Please read the entire prospectus for more detailed information about the policy and Separate Account C. The policy is issued in connection with an eligible defined contribution plan pursuant to Section 457(b) of the Internal Revenue Code.
The 457(b) Group Variable Annuity. In this prospectus, we describe the 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy that we offer. The annuity policy is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and us, American Fidelity Assurance Company, as the insurance company. American Fidelity Assurance Company issues a single policy to the employer, who is then the policyholder. The policy covers all present and future participating employees of the policyholder. Through the 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 16 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding eligible portfolio.
We designed the 457(b) Group Variable Annuity as a funding vehicle to be used with Section 457(b) Eligible Deferred Compensation Plans. Participation in the 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.
Like all deferred annuities, the 457(b) annuity has two periods: the accumulation period and the annuity period. During the accumulation period, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution. Similarly, during the annuity period, earnings are taxed as income only upon distribution. Annuity payments under the policy will be paid on a fixed basis only.
The annuity period begins when the participant starts receiving regular payments from his or her participant account. Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity period will depend on the amount of money invested and the performance of the selected investment options during the accumulation period. Annuity payments and options are discussed elsewhere in this document.
Investment Options. When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable. A participant may allocate some or all of the money invested in his or her participant account to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option. We reserve the right to add, combine or remove sub-accounts as investment options.
American Fidelity Dual Strategy Fund, Inc.®
American Century Variable Portfolios, Inc. — VP Balanced Fund
American Century Variable Portfolios, Inc. — VP Capital Appreciation Fund
American Century Variable Portfolios, Inc. — VP Income & Growth Fund
American Century Variable Portfolios, Inc. — VP International Fund
BlackRock Variable Series Funds, Inc. — BlackRock Basic Value V. I. Fund
BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V. I. Fund
BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V. I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund — Growth and Income Portfolio
Dreyfus Variable Investment Fund — International Value Portfolio
Dreyfus Investment Portfolios — Technology Growth Portfolio
Vanguard® Variable Insurance Fund — Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund — Balanced Portfolio
Vanguard® Variable Insurance Fund — Small Company Growth Portfolio

1

Each of the sub-accounts listed above invests in a corresponding portfolio. The portfolios offer professionally managed investment choices. A complete description of each of the portfolios can be found in the prospectus for that particular portfolio. Participants can make or lose money by investing in the variable investment options, depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which purchase payments are allocated. Please see the information that appears on page 14 describing how you can obtain a copy of the portfolios’ prospectuses.
Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. A participant may still be subject to a withdrawal charge in the event of a withdrawal from his or her participant account.
Taxes. The earnings accumulated as a result of investments in the 457(b) Group Variable Annuity are not taxed until received as a distribution. Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an “eligible employer plan” or to an IRA in a direct rollover. The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.
Withdrawals. A participant may withdraw money from his or her participant account at any time during the accumulation period; however, a withdrawal charge may apply. Additionally, certain restrictions exist under federal tax law and participants must be eligible for withdrawal under the terms of the 457(b) plan. The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100. Withdrawals and charges that may apply to withdrawals are discussed elsewhere in this document.
Free Look. The policyholder may return the policy to us or to our agent within 20 days after it is delivered. If returned, the policy will be void from the beginning and we will refund the greater of: (i) the purchase payments paid or (ii) the account value as of the earlier of the date we receive the policy in our home office, or the date our agent receives the returned policy.
Questions. If you have any questions about the 457(b) Group Variable Annuity or need more information, please contact us at:
American Fidelity Assurance Company
Annuity Services Department
P.O. Box 25520
Oklahoma City, Oklahoma 73125-0520
Telephone: 800-662-1106
E-mail: va.help@af-group.com

2

FEE TABLE
The following tables describe the fees and expenses participants will pay when buying, owning, and surrendering a policy. The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered. State premium taxes may also be deducted.
Transaction Expenses
Withdrawal Charge (as a percentage of the amount withdrawn)

Policy	Withdrawal
Year	Charge
1	8%
2	8%
3	8%
4	8%
5	8%
6	4%
7	4%
8	4%
9	4%
10	4%
11+	0%
The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

	Current	Maximum
Separate Account Annual Expenses (as a percentage of average account value)	Fee(1)	Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

(1)	We currently charge lower fees than the maximum allowed under the policy. The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.

3

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you pay periodically while you own the policy. Additional details about each portfolio’s fees and expenses are contained in the prospectus for each portfolio.

	MINIMUM	MAXIMUM
Total Annual Portfolio Operating Expenses
(expenses that are deducted from portfolio assets, including management fees,
distribution (12b-1) fees and other expenses)	0.16%	1.35%
Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc. ®
Management Fees	0.50%
Other Expenses	0%
Total Annual Portfolio Operating Expenses	0.50%

American Century Variable Portfolios, Inc. (1)(2)
VP Balanced Fund
Management Fees	0.90%
Other Expenses (3)	0.01%
Total Annual Portfolio Operating Expenses	0.91%

VP Capital Appreciation Fund
Management Fees	1.00%
Other Expenses (3)	0.01%
Total Annual Portfolio Operating Expenses	1.01%

VP Income & Growth Fund
Management Fees	0.70%
Other Expenses (4)	0%
Total Annual Portfolio Operating Expenses	0.70%

VP International Fund
Management Fees	1.34%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.35%

BlackRock Variable Series Funds, Inc. (5)
BlackRock Basic Value V. I. Fund (6)
Management Fees	0.60%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.68%

BlackRock Large Cap Growth V. I. Fund (6)
Management Fees	0.65%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.79%

BlackRock Value Opportunities V. I. Fund
Management Fees	0.75%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.87%

4

The Dreyfus Socially Responsible Growth Fund, Inc. (7)
Management Fees	0.75%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.85%

The Dreyfus Stock Index Fund, Inc. (7)
Management Fees	0.25%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.28%

Dreyfus Variable Investment Fund (7)
Growth and Income Portfolio
Management Fees	0.75%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.85%

International Value Portfolio
Management Fees	1.00%
Other Expenses	0.23%
Total Annual Portfolio Operating Expenses	1.23%

Dreyfus Investment Portfolios (7)
Technology Growth Portfolio
Management Fees	0.75%
Other Expenses	0.10%
Acquired Portfolio Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.86%

Vanguard® Variable Insurance Fund
Balanced Portfolio
Management Fees	0.14%
Investment Advisory	0.08%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.25%

Total Bond Market Index Portfolio
Management Fees	0.12%
Investment Advisory	0.01%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.16%

Small Company Growth Portfolio
Management Fees	0.18%
Investment Advisory	0.10%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.33%

(1)	American Century Variable Portfolios, Inc. — Share Class: I.

(2)	The fund pays its advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund’s most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund’s unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.

(3)	Other expenses include the fees and expenses of the fund’s independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.

(4)	Other expenses, which include the fees and expenses of the fund’s independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses, were less than 0.005% for the most recent fiscal year.

(5)	BlackRock Variable Series Funds, Inc. — Share Class: I.

(6)	Acquired Fund Fees and Expenses are less than 0.01%.

(7)	The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios — Share Class: Initial.

5

Examples
These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include (1) the applicable withdrawal charge, (2) separate account annual expenses, and (3) portfolio fees and expenses.
The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or the policy is annuitized at the end of the applicable time period.

			Time Periods
			1 Year	3 Years	5 Years	10 Years

American Fidelity Dual Strategy Fund, Inc.®	(a	)	1,003	1,427	1,876	2,851
	(b	)	203	627	1,076	2,318

American Century Variable Portfolios, Inc.
VP Balanced Fund	(a	)	1,044	1,550	2,082	3,245
	(b	)	244	750	1,282	2,733

VP Capital Appreciation Fund	(a	)	1,054	1,580	2,123	3,339
	(b	)	254	780	1,332	2,832

VP Income & Growth Fund	(a	)	1,023	1,487	1,977	3,046
	(b	)	223	687	1,177	2,523

VP International Fund	(a	)	1,088	1,682	2,300	3,650
	(b	)	288	882	1,500	3,160

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V. I. Fund	(a	)	1,021	1,481	1,967	3,026
	(b	)	221	681	1,167	2,502

BlackRock Large Cap Growth V. I. Fund	(a	)	1,032	1,514	2,022	3,132
	(b	)	232	714	1,222	2,614

BlackRock Value Opportunities V. I. Fund	(a	)	1,040	1,538	2,062	3,208
	(b	)	240	738	1,262	2,694

The Dreyfus Socially Responsible Growth Fund, Inc.	(a	)	1,038	1,532	2,052	3,189
	(b	)	238	732	1,252	2,674

The Dreyfus Stock Index Fund, Inc.	(a	)	981	1,360	1,763	2,632
	(b	)	181	560	963	2,087

Dreyfus Variable Investment Fund
Growth and Income Portfolio	(a	)	1,038	1,532	2,052	3,189
	(b	)	238	732	1,252	2,674

International Value Portfolio	(a	)	1,076	1,646	2,241	3,541
	(b	)	276	846	1,441	3,045

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			Time Periods
			1 Year	3 Years	5 Years	10 Years
Dreyfus Investment Portfolios
Technology Growth Portfolio	(a	)	1,038	1,532	2,052	3,189
	(b	)	238	732	1,252	2,674

Vanguard® Variable Insurance Fund
Balanced Portfolio	(a	)	978	1,350	1,747	2,602
	(b	)	178	550	947	2,055

Small Company Growth Portfolio	(a	)	986	1,375	1,788	2,682
	(b	)	186	575	988	2,140

Total Bond Market Index Portfolio	(a	)	969	1,323	1,700	2,510
	(b	)	169	523	900	1,958
We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2008. Except for American Fidelity Dual Strategy Fund, Inc.®, we did not independently verify the data provided; however, we did prepare the examples.
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

7

CONDENSED FINANCIAL INFORMATION
During the accumulation phase, we calculate the value of each participant’s share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2003 (when Separate Account C began operating as a registered unit investment trust) and (2) the year that the sub-account began operations. An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

			Number of Sub-
	Sub-account	Sub-account	account Units
	Unit Value at	Unit Value at	Outstanding at
	January 1(1)	December 31	December 31

American Fidelity Dual Strategy Fund, Inc.®

2003	$10.848	$12.065	5,102
2004	$12.065	$12.856	15,137
2005	$12.856	$13.127	26,626
2006	$13.127	$14.211	38,578
2007	$14.211	$15.386	51,456
2008	$15.386	$9.306	65,498

American Century Variable Portfolios, Inc.
VP Balanced Fund

2003	$11.222	$12.050	820
2004	$12.050	$13.032	6,421
2005	$13.032	$13.471	17,427
2006	$13.471	$14.547	28,126
2007	$14.547	$15.038	40,095
2008	$15.038	$11.802	48,719

VP Capital Appreciation Fund

2003	$10.851	$12.133	923
2004	$12.133	$12.859	2,341
2005	$12.859	$15.462	4,589
2006	$15.462	$17.855	7,214
2007	$17.855	$25.646	11,288
2008	$25.646	$13.595	19,993

VP Income & Growth Fund

2003	$10.810	$12.281	972
2004	$12.281	$13.670	3,879
2005	$13.670	$14.090	8,937
2006	$14.090	$16.252	14,750
2007	$16.252	$15.999	19,390
2008	$15.999	$10.310	26,564

VP International Fund

2003	$10.100	$11.937	303
2004	$11.937	$13.516	1,114
2005	$13.516	$15.079	2,880
2006	$15.079	$18.572	5,654
2007	$18.572	$21.600	13,952
2008	$21.600	$11.740	19,866

(1)	For 2003, beginning of period is July 1, rather than January 1.

8

			Number of Sub-
	Sub-account	Sub-account	account Units
	Unit Value at	Unit Value at	Outstanding at
	January 1(1)	December 31	December 31

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V. I. Fund

2003	$11.468	$13.676	3,445
2004	$13.676	$14.964	16,307
2005	$14.964	$15.174	36,213
2006	$15.174	$18.217	66,187
2007	$18.217	$18.272	105,514
2008	$18.272	$11.381	153,102

BlackRock Large Cap Growth V. I. Fund
2007	$10.000	$9.878	4,996
2008	$9.878	$5.770	15,236

BlackRock Value Opportunities V. I. Fund
2003	$11.552	$14.134	5,641
2004	$14.134	$16.009	21,889
2005	$16.009	$17.408	36,503
2006	$17.408	$19.347	63,467
2007	$19.347	$18.888	97,348
2008	$18.888	$11.156	139,903

The Dreyfus Socially Responsible Growth Fund, Inc.
2003	$10.805	$12.173	1,281
2004	$12.173	$12.736	3,825
2005	$12.736	$13.000	7,787
2006	$13.000	$13.985	12,302
2007	$13.985	$14.849	17,374
2008	$14.849	$9.592	21,428

The Dreyfus Stock Index Fund, Inc.
2003	$11.183	$12.656	7,355
2004	$12.656	$13.794	37,373
2005	$13.794	$14.226	80,858
2006	$14.226	$16.186	127,038
2007	$16.186	$16.783	186,205
2008	$16.783	$10.392	255,047

Dreyfus Variable Investment Fund
Growth and Income Portfolio

2003	$11.083	$12.490	1,740
2004	$12.490	$13.223	5,843
2005	$13.223	$13.463	9,796
2006	$13.463	$15.187	16,027
2007	$15.187	$16.225	23,164
2008	$16.225	$9.524	29,013

International Value Portfolio

2003	$10.069	$12.741	970
2004	$12.741	$15.064	3,084
2005	$15.064	$16.604	7,865
2006	$16.604	$20.054	17,253
2007	$20.054	$20.576	32,755
2008	$20.576	$12.704	51,163

9

			Number of Sub-
	Sub-account	Sub-account	account Units
	Unit Value at	Unit Value at	Outstanding at
	January 1(1)	December 31	December 31

Dreyfus Investment Portfolios
Technology Growth Portfolio

2003	$9.877	$11.704	265
2004	$11.704	$11.583	1,642
2005	$11.583	$11.843	4,902
2006	$11.843	$12.169	10,467
2007	$12.169	$13.753	14,138
2008	$13.753	$7.968	21,419

Vanguard® Variable Insurance Fund
Balanced Portfolio

2005	$10.000	$10.462	9,565
2006	$10.462	$11.848	49,569
2007	$11.848	$12.648	99,765
2008	$12.648	$9.647	146,983

Small Company Growth Portfolio

2005	$10.000	$10.974	1,983
2006	$10.974	$11.915	10,312
2007	$11.915	$12.179	34,643
2008	$12.179	$7.262	74,516

Total Bond Market Index Portfolio

2005	$10.000	$9.931	7,708
2006	$9.931	$10.205	15,850
2007	$10.205	$10.755	31,911
2008	$10.755	$11.490	50,796
REVENUE SHARING ARRANGEMENTS
We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as “revenue sharing.” Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a sub-account just because that fund has a more favorable revenue sharing arrangement with us.
In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements with the companies as denoted below. We have entered into revenue sharing arrangements with the following companies:

Portfolio Company	Revenue Sharing %

BlackRock Advisors, LLC	0.10%

American Century Investment Services, Inc.	0.20% on assets over $10 million

The Dreyfus Corporation	0.15% on assets up to $25 million
0.20% on assets over $25 million

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THE 457(B) GROUP VARIABLE ANNUITY
Owning a 457(b) Group Variable Annuity Policy
The 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers pursuant to Section 457(b) of the Internal Revenue Code. American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company. Any present or future employee of the policyholder can become a participant by investing in the policy. Under the policy, American Fidelity Assurance Company promises to pay income to the participants in the form of annuity payments beginning on a date chosen by the participant. American Fidelity Assurance Company establishes an account for each participant, and the account contains values and reflects activity for the participant. The person upon whose life the annuity payments are based is called the annuitant. If the annuitant dies during the accumulation period, American Fidelity Assurance Company will pay a death benefit to the beneficiary.
Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan. All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.
Naming a Beneficiary
The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant’s death. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.
Voting Rights
Although American Fidelity Assurance Company legally owns the underlying portfolios’ shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote. When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.
Changes in Policy Terms
Any changes to the policy must be made in writing and signed by an authorized officer of American Fidelity Assurance Company.
ABOUT THE PARTICIPANT ACCOUNT
Purchase Payments
Money is invested in the policy when purchase payments are made. Purchase payments can only be made during the accumulation period. Except for the initial purchase payment, purchase payments will be credited to a participant’s account within one business day of receipt in our office. In accordance with the plan, the amount of a participant’s purchase payments may be increased, decreased or changed at any time. All payment allocations must be in whole percentages. Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount. A participant account will not lapse even if no purchase payments are made during a policy year.
Once we receive a minimum initial purchase payment of $25 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days. If we are unable to complete the initial process within five business days, we will either return the money or get permission to keep it until we obtain all of the necessary information. Purchase payments received by 3:00 p.m., Central Time, will receive same day pricing in determining the number of sub-account accumulation units to credit to a participant account.

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American Fidelity Assurance Company allocates purchase payments to each participant’s account as instructed by the policyholder, in accordance with the terms of the plan. Subsequent purchase payments will be allocated in the same manner unless we receive other instructions. The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.
Accumulation Units
In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit. Every purchase payment increases the number of accumulation units in a participant’s account. To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments. Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.
We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:
•	dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains (or losses) per share for the current period, by the value of an underlying portfolio share for the previous period; and
•	subtracting from that amount any mortality and expense risk, administrative, and distribution expense charges.
The value of an accumulation unit relating to any sub-account may go up or down from day to day. If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments. (This is not true if a participant invests solely in the Guaranteed Interest Account.) The value of a participant account also depends on the expenses of the policy and the underlying portfolio.
When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account. When a withdrawal is made, the number of accumulation units in the participant account will decrease. For more information about withdrawals, see the “Withdrawals” information that appears elsewhere in this document.
The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.
Example
On Thursday, we receive an additional purchase payment of $100 designated to a participant account. The participant previously allocated 100% of this amount to The Dreyfus Stock Index Fund sub-account. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund is valued at $10.75. To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of The Dreyfus Stock Index Fund sub-account.

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RECEIVING PAYMENTS FROM THE ANNUITY
Annuity Date
In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity. We must be notified of the desired annuity date at least 30 days before annuity payments begin.
The earliest annuity date that may be requested for commencement of a participant’s annuity payments is 30 days after a participant’s effective date. If the policy is issued pursuant to a qualified plan, the annuitant is generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which the annuitant retires or the calendar year in which the annuitant turns 70 1/2, whichever comes later. Otherwise, the annuity date may not be later than the annuitant’s 85th birthday or the maximum date permitted under state law, whichever is earlier. This annuity date may be changed by written request any time before the original annuity date, and at least 30 days before the new annuity date. Please read the plan for other information related to distributions.
The duration of a participant’s annuity period will impact the amount of the participant’s monthly annuity payments. Choosing an early annuity date may increase the duration of a participant’s annuity period, which will decrease the amount of the participant’s monthly annuity payments. Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.
Selecting an Annuity Option
Four annuity payment options are available under the policy. In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 days before the annuity date. If an option is based on life expectancy, we will require proof of the payee’s date of birth.
As permitted by the plan, one of the following annuity options may be chosen. If no annuity option is selected, we will make monthly annuity payments to you in accordance with Option 2 below. We may make other annuity options available from time to time. After annuity payments begin, the annuity option cannot be changed.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.

OPTION 2	Lifetime Annuity with Guaranteed Periods	We will make monthly payments for the guaranteed period selected and thereafter, during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity	We will make monthly payments during the joint lifetime of two people, usually husband and wife. Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3%, or 50% of the annuity payment in effect originally.

If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living. Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.

OPTION 4	Period Certain	We will make monthly payments for a specified period. The specified period must be at least 5 years and cannot be more than 30 years.
Annuity Payments
Annuity payments are paid in monthly installments and will be paid on a fixed basis only. The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due. The participant’s adjusted account value will be applied to the applicable annuity table based on the annuity option selected. The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied. The guaranteed interest rate on all options is 3% compounded annually. We may suspend, defer, or postpone annuity payments as described elsewhere in this document.

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INVESTMENT OPTIONS
When purchase payments are made in connection with the 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to our Guaranteed Interest Account, any one or more of Separate Account C’s sub-accounts, or both. Each of the sub-accounts corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

	TYPE OF	INVESTMENT ADVISOR/
NAME	PORTFOLIO COMPANY	SUB-ADVISOR
American Fidelity Dual Strategy Fund, Inc. ® (Call 800-662-1106 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: American Fidelity Assurance Company Sub-Advisors: Quest Investment Management, Inc., The Renaissance Group, LLC, and WEDGE Capital Management LLP

American Century Variable Portfolios, Inc.
Portfolios available under 457(b) Group Variable Annuity policy:
       •   VP Balanced Fund
       •   VP Capital Appreciation Fund
       •   VP Income & Growth Fund
       •   VP International Fund
(Call 800-345-6488 to request portfolio prospectus)
Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.	Advisor for VP Balanced Fund, VP Capital Appreciation Fund, and VP Income & Growth Fund: American Century Investment Management, Inc.

Advisor for VP International Fund: American Century Global Investment Management, Inc.

Sub-Advisor: None

BlackRock Variable Series Funds, Inc. Portfolios available under 457(b) Group Variable Annuity policy:	Open-end, management investment company offering one or more separate funds available under the 457(b) Group Variable Annuity.	Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC
• BlackRock Basic Value V. I. Fund • BlackRock Large Cap Growth V. I. Fund • BlackRock Value Opportunities V. I. Fund
(Call 1-800-441-7762 to request portfolio prospectus)

The Dreyfus Socially Responsible Growth Fund, Inc. (Call 800-554-4611 to request portfolio prospectus)	Open-end, diversified, management investment company	Advisor: The Dreyfus Corporation

The Dreyfus Stock Index Fund, Inc. (Call 800-554-4611 to request portfolio prospectus)	Open-end management investment company	Advisor: The Dreyfus Corporation Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation)
Dreyfus Variable Investment Fund Portfolios available under 457(b) Group Variable Annuity policy:	Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.	Advisor: The Dreyfus Corporation
• Growth and Income Portfolio • International Value Portfolio (Call 800-554-4611 to request portfolio prospectus)

Dreyfus Investment Portfolios Portfolio available under 457(b) Group Variable Annuity policy:	Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.	Advisor: The Dreyfus Corporation
• Technology Growth Portfolio (Call 800-554-4611 to request portfolio prospectus)

Vanguard® Variable Insurance Fund
Portfolios available under 457(b) Group Variable Annuity policy:
       •    Total Bond Market Index Portfolio
       •    Balanced Portfolio
       •    Small Company Growth Portfolio
(Call 800-210-6348 to request portfolio prospectus)
Open-end, management investment company offering one or more portfolios available under the 457(b) Group Variable Annuity.	Advisor of Vanguard VIF Total Bond Market Index Portfolio: The Vanguard Group

Sub-Advisor: None

Advisor of Vanguard VIF Balanced Portfolio: Wellington Management Company, LLC

Sub-Advisor: None

Advisors of Vanguard VIF Small Company Growth Portfolio: Granahan Investment Management, Inc., and Vanguard Quantitative Equity Group

Sub-Advisor: None

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Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets, which could adversely affect such portfolio’s net asset value per share.
You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios. You may request copies of the prospectuses of the portfolios by calling the telephone numbers in the preceding table. You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers in the preceding table, or by contacting us at the address and phone number on the cover of this prospectus.
Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Substitution
At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the 457(b) Group Variable Annuity. If we decide to make a substitution, we will give you notice of our intention.
Transfers
Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated. We reserve the right to limit the number of transfers that may be made. All asset transfers made in any one day count as one transfer. We will not be liable for transfers made at a participant’s or a policyholder’s direction. All transfers must be in whole percentages. Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.
Automatic Dollar Cost Averaging
Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as the source of a transfer. By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation period. Currently, there is no transfer fee; however, we reserve the right to take into account transfers made under the automatic dollar cost averaging program in determining any transfer fee that is applicable in the future.

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Asset Rebalancing
After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift. At the participant’s direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations. If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year. Asset rebalancing is only available in the accumulation period.
If you participate in asset rebalancing, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.
Frequent Purchases and Redemptions
Market timing policies are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners. Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.
We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a fixed annuity account option. Market timing can be accomplished by switching back and forth between investment options. Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.
In light of the risk posed to participants and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend, or change the ability of participants to transfer assets between investment options if we detect suspicious transfer activity. In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
•	We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.
•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•	We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals, and interfund transfer requests received by facsimile, and, when available, electronic transfers through our website. This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.
•	If a participant attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the participant will be assessed a withdrawal charge of up to 8% at the time of each withdrawal. While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.
Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.

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We plan to enact a system in the near future to allow participants to make inter-fund transfers online. Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers. We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.
EXPENSES
Charges and expenses that exist in connection with the 457(b) Group Variable Annuity will reduce a participant’s investment return. You should carefully read this section for information about these expenses.
Insurance Charges
We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account. We deduct the insurance charges when we calculate the value of the accumulation units. The insurance charges include:
•	mortality and expense risk;
•	administrative expense; and
•	distribution expense.
Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted. This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.
Administrative Charge. The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio. This charge is for all the expenses associated with the policy’s administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.
Distribution Expense Charge. The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio. This charge compensates us for the costs associated with distributing the policies.
Withdrawal Charge
Any withdrawals made may be subject to a withdrawal charge that compensates us for expenses associated with selling the 457(b) Group Variable Annuity. The withdrawal charge is a percentage (up to 8%) of the amount withdrawn, as shown in the Fee Table on page 3. We calculate the withdrawal charge at the time of each withdrawal. No withdrawal charge will be applied when a death benefit is paid.
Portfolio Expenses
In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolios. The portfolio expenses are described in the prospectuses for the portfolios.

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Taxes
If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.
We will also deduct from the policy any income taxes that we incur as a result of the policy. Currently, we are not making any such deductions.
WITHDRAWALS
If a policyholder’s plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments. After we begin making annuity payments, no withdrawals or redemptions may be made.
Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan. The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal on a form we accept. The withdrawal charge, if applicable, and any taxes due will be deducted from the amount withdrawn before the participant receives it. We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant’s investment options. If a participant does not want the withdrawal to come from each of his or her investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept. We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100. We will mail any payment within seven days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred, or postponed, as described elsewhere in this document. Income taxes and certain restrictions may apply to any withdrawal you make.
A withdrawal is a redemption of accumulation units. If accumulation units are redeemed, the number of accumulation units in a participant’s account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request. A participant’s request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.
Payments for accumulation units redeemed will be mailed within seven days after we receive request that is in good order; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared. Additionally, we may suspend, defer, or delay payments as described elsewhere in this document.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments or withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or
•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

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We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.
DEATH BENEFIT AMOUNT
The death benefit amount will be paid within seven days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.
Death of Participant Before the Annuity Date
If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant’s purchase payments, less any withdrawals and withdrawal charges, or (2) the participant’s account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death.
Death of Annuitant After the Annuity Date
If an annuitant dies on or after the annuity date, during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant’s death.
TAXES
The following general tax discussion is not intended as tax advice. Participants should consult their own tax advisors about their circumstances. We have included additional information regarding taxes in the Statement of Additional Information.
Tax Treatment of Distributions
The rules of the Internal Revenue Code of 1986, as amended (the “Code”), govern the tax treatment of distributions from an eligible deferred compensation plan described under Section 457(b) of the Code (an “Eligible 457(b) Plan”). The Code generally provides that a participant in a 457(b) Plan sponsored by a governmental entity will not be taxed on any increase in the value of the participant account until a distribution occurs. Taxes will be due on the amount of any distribution as it is paid to you. If the distribution is an “eligible rollover distribution” as defined in the Code, we are generally required to withhold 20% of the distribution for federal income tax purposes unless a participant elects to make a direct rollover to an eligible retirement plan. You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.
Distributions
The Code limits distributions from a 457(b) plan. Distributions can only be made:
•	beginning with the calendar year in which the participant attains age 70 1/2;
•	when a participant has a severance of employment;
•	when a participant dies; or
•	when a participant is faced with an “unforeseeable emergency” (as defined in the plan, pursuant to the Code and Treasury Regulations).
An Eligible 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code. These required minimum distributions are required to begin for a participant by the April 1 of the calendar year following the latest to occur of the participant’s attainment of age 70 1/2 or the participant’s retirement. The distributions are calculated based on the value of the participant’s account and the participant’s age.

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Diversification
The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.
Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios’ shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.
Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.
OTHER INFORMATION
American Fidelity Assurance Company
We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity, and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa. Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.
We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.
Separate Account C
We established Separate Account C under Oklahoma insurance law in 2002 to hold the assets that underlie the 457(b) Group Variable Annuity. Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is June 4, 2002. The Separate Account is divided into 16 sub-accounts.
We hold Separate Account C’s assets in our name on behalf of Separate Account C, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains, and losses (realized or unrealized) that result from Separate Account C’s assets are credited to or charged against Separate Account C without regard to our other income, gains, and losses. We are obligated to pay all benefits and make all payments under the 457(b) Group Variable Annuity.

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Underwriter
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.
Legal Proceedings
There are no pending material legal proceedings affecting us, Separate Account C, or American Fidelity Securities, Inc.
Financial Statements
Our financial statements and Separate Account C’s financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

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TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

22

PLACE

STAMP

HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

☐	457(b) Group Variable Annuity

☐	American Fidelity Dual Strategy Fund, Inc. ®

☐	American Century Variable Portfolios, Inc.

☐	BlackRock Variable Series Funds, Inc.

☐	The Dreyfus Socially Responsible Growth Fund, Inc.

☐	The Dreyfus Stock Index Fund, Inc.

☐	Dreyfus Variable Investment Fund

☐	Dreyfus Investment Portfolios

☐	Vanguard® Variable Insurance Fund

Name
(please print)

Address

457(b) Group Variable Annuity
issued by
American Fidelity Separate Account C
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2009
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2009 for the 457(b) Group Variable Annuity.
The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:

P.O. Box 25520	800-662-1106	va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

457(b) Group Variable Annuity
issued by
American Fidelity Separate Account C
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2009

457(b) Group Variable Annuity
issued by
American Fidelity Separate Account C
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2009
GENERAL INFORMATION AND HISTORY OF
AMERICAN FIDELITY ASSURANCE COMPANY
American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.
FEDERAL TAX STATUS
NOTE: The following description is based on American Fidelity Assurance Company’s understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. You are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
General
American Fidelity Assurance Company is taxed as a life insurance company under the Internal Revenue Code (the “Code”). For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.
Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the “Treasury Department”). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

The Treasury Department has issued regulations (including Treas. Reg. § 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.
American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.
The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.
The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.
In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.
Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.
Section 457(b) Plan Federal Tax Status
Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA, another governmental Section 457(b) plan in a direct rollover, or a governmental defined benefit plan to purchase permissive service credits. A distribution may be converted directly to a Roth IRA, subject to certain restrictions in 408A, but will be subject to federal income tax. You should seek competent advice about the tax consequences of any distributions.
Income Tax Withholding
All distributions from governmental 457(b) plans except distributions rolled over in a direct rollover are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, federal income tax is withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments that are not considered “eligible rollover distributions.” The participant may elect not to have taxes withheld or to have withholding done at a different rate unless the distribution is an eligible rollover distribution. Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount of any tax owed. Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

2

There is a mandatory 20% withholding for eligible rollover distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over. Eligible rollover distributions are any non-periodic distributions that are not: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department. An eligible rollover distribution that is distributed to the participant is eligible to be rolled over to an “eligible retirement plan” if the rollover is completed within 60 days of receipt of the eligible rollover distribution by the participant. An eligible rollover distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income. Any federal income tax withheld will be applied against the participant’s federal income tax liability for the year of distribution and is available for refund. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.
Penalty Tax on Distributions Attributed to Rollovers
Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the 457(b) Group Variable Annuity to the extent attributable to a rollover to a qualified plan, an IRA, or a 403(b) plan, if received by the participant before the age of 59 1/2, except by reason of death, disability, or as part of a series of payments for life or life expectancy or other exceptions which may apply.
OFFERING OF THE 457(b) GROUP VARIABLE ANNUITY
American Fidelity Separate Account C offers the 457(b) Group Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.
FIXED ANNUITY PAYOUT
The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected. The fixed annuity provides an annual guaranteed interest rate on all annuity options.
UNDERWRITER
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2008, 2007 and 2006 were $19,820, $15,537 and $12,036, respectively.
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The name and address of the person who maintains physical possession of the accounts, books, and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.
The financial statements of American Fidelity Separate Account C and American Fidelity Assurance Company included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as set forth in its reports appearing below. KPMG LLP’s address is 210 Park Avenue, Suite 2850, Oklahoma City, Oklahoma 73102.

3

INVESTMENT CONSULTANT
Asset Services Company, L.L.C., 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company. Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account C and American Fidelity Assurance Company. Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.
American Fidelity Assurance Company pays any compensation payable to Asset Services for services provided to Separate Account C. No such compensation has been paid to Asset Services during the last three years.
LEGAL OPINION
McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.
FINANCIAL STATEMENTS
Following are the financial statements of Separate Account C and American Fidelity Assurance Company. The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

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AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Statements
December 31, 2008
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
Board of Directors
American Fidelity Assurance Company, and
Contract Owners
American Fidelity Separate Account C:
We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Value Opportunities V.I., Basic Value V.I., Large Cap Growth V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International Value, Dual Strategy Fund, Total Bond Market Index, VNG Balanced, and VNG Small Company segregated subaccounts of American Fidelity Separate Account C (Account C) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account C’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2008 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Oklahoma City, Oklahoma February 10, 2009	KPMG LLP

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Assets and Liabilities

December 31, 2008

	Segregated subaccounts
	Socially		Growth
	Responsible	Stock	and	International	Technology
	Growth	Index	Income	Value	Growth

Investments:
Dreyfus Socially Responsible Growth Fund, Inc. (10,349 shares at net asset value of $19.86 per share) (cost $271,443)	$205,535	—	—	—	—

Dreyfus Stock Index Fund (115,340 shares at net asset value of $22.98 per share) (cost $3,727,400)	—	2,650,517	—	—	—

Dreyfus Variable Investment Funds:
Growth and Income Portfolio (20,822 shares at net asset value of $13.27 per share) (cost $443,650)	—	—	276,308	—	—

International Value Portfolio (73,946 shares at net asset value of $8.79 per share) (cost $1,092,519)	—	—	—	649,982	—

Dreyfus Investment Portfolios:
Technology Growth Portfolio (26,794 shares at net asset value of $6.37 per share) (cost $253,083)	—	—	—	—	170,675

Total assets	205,535	2,650,517	276,308	649,982	170,675

Total liabilities	—	—	—	—	—

Net assets	$205,535	2,650,517	276,308	649,982	170,675

Accumulation units outstanding	21,428	255,047	29,013	51,163	21,419

Accumulation unit value	$9.592	10.392	9.524	12.704	7.968
See accompanying notes to financial statements.
(Continued)

2

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Assets and Liabilities

December 31, 2008

	Segregated subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.

Investments:
BlackRock Variable Series Funds:
Value Opportunities V.I. Fund (144,382 shares at net asset value of $10.81 per share) (cost $3,005,455)	$1,560,772	—	—

Basic Value V.I. Fund (208,682 shares at net asset value of $8.35 per share) (cost $2,918,187)	—	1,742,498	—

Large Cap Growth V.I. Fund (11,738 shares at asset value of $7.49 per share) (cost $126,704)	—	—	87,918

Total assets	1,560,772	1,742,498	87,918

Total liabilities	—	—	—

Net assets	$1,560,772	1,742,498	87,918

Accumulation units outstanding	139,903	153,102	15,236

Accumulation unit value	$11.156	11.381	5.770
See accompanying notes to financial statements.
(Continued)

3

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Assets and Liabilities

December 31, 2008

	Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund

Investments:
American Century Variable Portfolios:
VP Balanced (108,898 shares at net asset value of $5.28 per share) (cost $748,718)	$574,980	—	—	—	—

VP Capital and Appreciation (34,233 shares at net asset value of $7.94 per share) (cost $366,626)	—	271,814	—	—	—

VP Income and Growth (56,818 shares at net asset value of $4.82 per share) (cost $413,284)	—	—	273,863	—	—

VP International Value (39,265 shares at net asset value of $5.94 per share) (cost $365,022)	—	—	—	233,233	—

American Fidelity Dual Strategy Fund, Inc. (86,545 shares at net asset value of $7.043 per share) (cost $879,879)	—	—	—	—	609,534

Total assets	574,980	271,814	273,863	233,233	609,534

Total liabilities	—	—	—	—	—

Net assets	$574,980	271,814	273,863	233,233	609,534

Accumulation units outstanding	48,719	19,993	26,564	19,866	65,498

Accumulation unit value	$11.802	13.595	10.310	11.740	9.306
See accompanying notes to financial statements.
(Continued)

4

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Assets and Liabilities

December 31, 2008

	Segregated subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Investments:
Vanguard Total Bond Market Index (48,737 shares at net asset value of $11.62 per share) (cost $545,288)	$566,328	—	—

Vanguard Balanced (95,482 shares at net asset value of $14.85 per share) (cost $1,800,631)	—	1,417,914	—

Vanguard Small Company (55,331 shares at net asset value of $9.78 per share) (cost $852,944)	—	—	541,141

Total assets	566,328	1,417,914	541,141

Total liabilities	—	—	—

Net assets	$566,328	1,417,914	541,141

Accumulation units outstanding	50,796	146,983	74,516

Accumulation unit value	$11.490	9.647	7.262
See accompanying notes to financial statements.

5

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Operations

December 31, 2008

	Segregated subaccounts
	Socially		Growth
	Responsible	Stock	and	International	Technology
	Growth	Index	Income	Value	Growth

Net investment income (loss):
Investment income distribution from underlying mutual fund	$1,729	67,665	2,416	15,211	—

Less expenses:
Mortality and risk	3,033	37,988	4,293	8,470	2,486
Administration	364	4,558	515	1,016	298
Distribution	243	3,039	343	678	199

Total expenses	3,640	45,585	5,151	10,164	2,983

Net investment income (loss)	(1,911)	22,080	(2,735)	5,047	(2,983)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	—	40,715	116,196	—

Proceeds from sales	4,408	94,279	19,591	6,835	42,728
Cost of investments sold	4,591	106,694	22,543	7,462	42,919

Net realized gain (loss) on investments sold	(183)	(12,415)	(2,952)	(627)	(191)

Net realized gains (losses) on investments	(183)	(12,415)	37,763	115,569	(191)

Unrealized appreciation (depreciation) on investments, end of year	(65,908)	(1,076,883)	(167,342)	(442,537)	(82,408)
Unrealized appreciation (depreciation) on investments, beginning of year	34,365	345,615	43,451	990	15,996

Change in unrealized appreciation (depreciation) on investments	(100,273)	(1,422,498)	(210,793)	(443,527)	(98,404)

Net increase (decrease) in net assets from operations	$(102,367)	(1,412,833)	(175,765)	(322,911)	(101,578)

See accompanying notes to financial statements.
(Continued)

6

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Operations

December 31, 2008

	Segregated subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.

Net investment income (loss):
Investment income distribution from underlying mutual fund	$16,290	55,256	546

Less expenses:
Mortality and risk	22,921	24,001	919
Administration	2,750	2,880	111
Distribution	1,833	1,920	74

Total expenses	27,504	28,801	1,104

Net investment income (loss)	(11,214)	26,455	(558)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	68,403	25,874	—

Proceeds from sales	47,094	52,830	710

Cost of investments sold	56,448	64,165	747

Net realized gain (loss) on investments sold	(9,354)	(11,335)	(37)

Net realized gains (losses) on investments	59,049	14,539	(37)

Unrealized appreciation (depreciation) on investments, end of year	(1,444,683)	(1,175,689)	(38,786)
Unrealized appreciation (depreciation) on investments, beginning of year	(477,947)	(244,841)	(261)

Change in unrealized appreciation (depreciation) on investments	(966,736)	(930,848)	(38,525)

Net increase (decrease) in net assets from operations	$(918,901)	(889,854)	(39,120)

See accompanying notes to financial statements.
(Continued)

7

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Operations

December 31, 2008

	Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund

Net investment income (loss):
Investment income distribution from underlying mutual fund	$14,807	—	5,380	1,899	12,743

Less expenses:
Mortality and risk	7,566	3,687	3,751	3,268	9,131
Administration	908	443	450	392	1,096
Distribution	605	295	300	261	731

Total expenses	9,079	4,425	4,501	3,921	10,958

Net investment income (loss)	5,728	(4,425)	879	(2,022)	1,785

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	42,905	20,398	32,232	22,306	21,074

Proceeds from sales	67,522	4,884	15,395	53,202	31,045
Cost of investments sold	74,103	4,988	16,245	52,947	34,468

Net realized gain (loss) on investments sold	(6,581)	(104)	(850)	255	(3,423)

Net realized gains (losses) on investments	36,324	20,294	31,382	22,561	17,651

Unrealized appreciation (depreciation) on investments, end of year	(173,738)	(94,812)	(139,421)	(131,789)	(270,345)
Unrealized appreciation (depreciation) on investments, beginning of year	12,309	102,912	22,884	43,042	104,367

Change in unrealized appreciation (depreciation) on investments	(186,047)	(197,724)	(162,305)	(174,831)	(374,712)

Net increase (decrease) in net assets from operations	$(143,995)	(181,855)	(130,044)	(154,292)	(355,276)

See accompanying notes to financial statements.
(Continued)

8

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2008

	Segregated subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Net investment income (loss):
Investment income distribution from underlying mutual fund	$16,658	43,524	2,797

Less expenses:
Mortality and risk	5,624	17,583	6,379
Administration	675	2,110	765
Distribution	450	1,407	510

Total expenses	6,749	21,100	7,654

Net investment income (loss)	9,909	22,424	(4,857)

Realized gains (losses) on investments:

Realized gains distributions from underlying mutual fund	—	59,165	43,639

Proceeds from sales	29,265	163,909	6,516
Cost of investments sold	29,541	184,996	7,750

Net realized gain (loss) on investments sold	(276)	(21,087)	(1,234)

Net realized gains (losses) on investments	(276)	38,078	42,405

Unrealized appreciation (depreciation) on investments, end of year	21,040	(382,717)	(311,803)
Unrealized appreciation (depreciation) on investments, beginning of year	12,555	54,752	(18,483)

Change in unrealized appreciation (depreciation) on investments	8,485	(437,469)	(293,320)

Net increase (decrease) in net assets from operations	$18,118	(376,967)	(255,772)

See accompanying notes to financial statements.

9

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
December 31, 2008

	Segregated subaccounts
	Socially		Growth
	Responsible	Stock	and	International	Technology
	Growth	Index	Income	Value	Growth

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,911)	22,080	(2,735)	5,047	(2,983)
Net realized gains (losses) on investments	(183)	(12,415)	37,763	115,569	(191)
Unrealized appreciation (depreciation) during the year	(100,273)	(1,422,498)	(210,793)	(443,527)	(98,404)

Net increase (decrease) in net assets from operations	(102,367)	(1,412,833)	(175,765)	(322,911)	(101,578)

Contract transactions:
Net purchase payments received	57,223	1,118,653	97,665	325,602	123,502
Withdrawal of funds	(7,313)	(180,432)	(21,426)	(26,660)	(45,694)

Net increase (decrease) in net assets from contract transactions	49,910	938,221	76,239	298,942	77,808

Increase (decrease) in net assets	(52,457)	(474,612)	(99,526)	(23,969)	(23,770)

Net assets, beginning of year	257,992	3,125,129	375,834	673,951	194,445

Net assets, end of year	$205,535	2,650,517	276,308	649,982	170,675

See accompanying notes to financial statements.
(Continued)

10

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
December 31, 2008

	Segregated subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,214)	26,455	(558)
Net realized gains (losses) on investments	59,049	14,539	(37)
Unrealized appreciation (depreciation) during the year	(966,736)	(930,848)	(38,525)

Net increase (decrease) in net assets from operations	(918,901)	(889,854)	(39,120)

Contact transactions:
Net purchase payments received	741,538	809,597	80,497
Withdrawal of funds	(100,609)	(105,192)	(2,805)

Net increase (decrease) in net assets from contract transactions	640,929	704,405	77,692

Increase (decrease) in net assets	(277,972)	(185,449)	38,572

Net assets, beginning of year	1,838,744	1,927,947	49,346

Net assets, end of year	$1,560,772	1,742,498	87,918

See accompanying notes to financial statements.

11

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
December 31, 2008

	Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income and	International	Strategy
	Balanced	Appreciation	Growth	Value	Fund

Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,728	(4,425)	879	(2,022)	1,785
Net realized gains (losses) on investments	36,324	20,294	31,382	22,561	17,651
Unrealized appreciation (depreciation) during the year	(186,047)	(197,724)	(162,305)	(174,831)	(374,712)

Net increase (decrease) in net assets from operations	(143,995)	(181,855)	(130,044)	(154,292)	(355,276)

Contract transactions:
Net purchase payments received	186,808	170,833	112,425	143,914	213,959
Withdrawal of funds	(70,777)	(6,656)	(18,737)	(57,759)	(40,843)

Net increase (decrease) in net assets from contract transactions	116,031	164,177	93,688	86,155	173,116

Increase (decrease) in net assets	(27,964)	(17,678)	(36,356)	(68,137)	(182,160)

Net assets, beginning of year	602,944	289,492	310,219	301,370	791,694

Net assets, end of year	$574,980	271,814	273,863	233,233	609,534

See accompanying notes to financial statements.

12

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
December 31, 2008

	Segregated subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,909	22,424	(4,857)
Net realized gains (losses) on investments	(276)	38,078	42,405
Unrealized appreciation (depreciation) during the year	8,485	(437,469)	(293,320)

Net increase (decrease) in net assets from operations	18,118	(376,967)	(255,772)

Contract transactions:
Net purchase payments received	241,744	734,993	395,182
Withdrawal of funds	(36,743)	(201,907)	(20,196)

Net increase (decrease) in net assets from contract transactions	205,001	533,086	374,986

Increase (decrease) in net assets	223,119	156,119	119,214

Net assets, beginning of year	343,209	1,261,795	421,927

Net assets, end of year	$566,328	1,417,914	541,141

See accompanying notes to financial statements.

13

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
December 31, 2007

	Segregated subaccounts
	Socially		Growth	Small
	Responsible	Stock	and	Company	International	Technology
	Growth	Index	Income	Stock	Value	Growth

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,261)	8,061	(2,222)	(675)	(1,151)	(2,549)
Net realized gains (losses) on investments	168	755	12,937	11,489	53,620	11,352
Unrealized appreciation (depreciation) during the year	14,017	61,822	8,523	(1,649)	(47,340)	7,327

Net increase (decrease) in net assets from operations	11,924	70,638	19,238	9,165	5,129	16,130

Contract transactions:
Net purchase payments received	81,403	1,120,468	121,765	19,966	347,084	213,647
Withdrawal of funds	(7,379)	(122,261)	(8,575)	(204,417)	(24,255)	(162,699)

Net increase (decrease) in net assets from contract transactions	74,024	998,207	113,190	(184,451)	322,829	50,948

Increase (decrease) in net assets	85,948	1,068,845	132,428	(175,286)	327,958	67,078

Net assets, beginning of year	172,044	2,056,284	243,406	175,286	345,993	127,367

Net assets, end of year	$257,992	3,125,129	375,834	—	673,951	194,445

See accompanying notes to financial statements.

14

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
December 31, 2007

	Segregated subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,228)	5,771	(113)
Net realized gains (losses) on investments	318,646	250,113	—
Unrealized appreciation (depreciation) during the year	(364,353)	(278,439)	(261)

Net increase (decrease) in net assets from operations	(63,935)	(22,555)	(374)

Contact transactions:
Net purchase payments received	763,559	803,563	49,720
Withdrawal of funds	(88,786)	(58,783)	—

Net increase (decrease) in net assets from contract transactions	674,773	744,780	49,720

Increase (decrease) in net assets	610,838	722,225	49,346

Net assets, beginning of year	1,227,906	1,205,722	—

Net assets, end of year	$1,838,744	1,927,947	49,346

See accompanying notes to financial statements.

15

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
December 31, 2007

	Segregated subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income and	VP	International	Strategy
	Balanced	Appreciation	Growth	Ultra	Value	Fund

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,509	(3,037)	416	(1,826)	(1,821)	(855)
Net realized gains (losses) on investments	22,391	110	6,981	26,551	2,374	7,114
Unrealized appreciation (depreciation) during the year	(9,228)	73,679	(13,541)	(4,126)	21,164	43,438

Net increase (decrease) in net assets from operations	14,672	70,752	(6,144)	20,599	21,717	49,697

Contract transactions:
Net purchase payments received	190,394	92,883	125,604	64,740	197,492	255,464
Withdrawal of funds	(11,278)	(2,954)	(48,965)	(292,083)	(22,841)	(61,709)

Net increase (decrease) in net assets from contract transactions	179,116	89,929	76,639	(227,343)	174,651	193,755

Increase (decrease) in net assets	193,788	160,681	70,495	(206,744)	196,368	243,452

Net assets, beginning of year	409,156	128,811	239,724	206,744	105,002	548,242

Net assets, end of year	$602,944	289,492	310,219	—	301,370	791,694

See accompanying notes to financial statements.
(Continued)

16

AMERICAN FIDELITY SEPARATE ACCOUNT C

Statements of Changes in Net Assets

December 31, 2007

	Segregated subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,066	6,716	(3,149)
Net realized gains (losses) on investments	(5)	33,209	18,303
Unrealized appreciation (depreciation) during the year	9,976	15,520	(20,173)

Net increase (decrease) in net assets from operations	15,037	55,445	(5,019)

Contract transactions:
Net purchase payments received	171,339	703,860	314,295
Withdrawal of funds	(4,914)	(84,815)	(10,220)

Net increase (decrease) in net assets from contract transactions	166,425	619,045	304,075

Increase (decrease) in net assets	181,462	674,490	299,056

Net assets, beginning of year	161,747	587,305	122,871

Net assets, end of year	$343,209	1,261,795	421,927

See accompanying notes to financial statements.

17

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights

December 31

	Socially Responsible Growth
	2008	2007	2006	2005	2004
Net assets	$205,535	257,992	172,044	101,227	48,716
Accumulation unit value	$9.592	14.849	13.985	13.000	12.736
Number of accumulation units outstanding	21,428	17,374	12,302	7,787	3,825
Investment income as a percent of average net assets (1)	0.71%	0.47%	0.09%	—%	0.65%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(35.40)%	6.18%	7.58%	2.07%	4.62%

	Stock Index
	2008	2007	2006	2005	2004
Net assets	$2,650,517	3,125,129	2,056,284	1,150,305	515,522
Accumulation unit value	$10.392	16.783	16.186	14.226	13.794
Number of accumulation units outstanding	255,047	186,205	127,038	80,858	37,373
Investment income as a percent of average net assets (1)	2.21%	1.81%	1.76%	1.79%	2.44%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(38.08)%	3.69%	13.78%	3.13%	8.99%

	Growth and Income
	2008	2007	2006	2005	2004
Net assets	$276,308	375,834	243,406	131,877	77,260
Accumulation unit value	$9.524	16.225	15.187	13.463	13.223
Number of accumulation units outstanding	29,013	23,164	16,027	9,796	5,843
Investment income as a percent of average net assets (1)	0.70%	0.79%	0.80%	1.45%	1.54%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(41.30)%	6.83%	12.81%	1.82%	5.87%

	Small Company Stock
	2008	2007	2006	2005	2004
Net assets	$—	—	175,286	111,096	38,956
Accumulation unit value	$—	—	17.450	15.963	16.059
Number of accumulation units outstanding	—	—	10,045	6,960	2,426
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	—%	1.50%	1.50%	1.50%	1.50%
Total return (3)	—%	***	9.32%	(0.60)%	16.76%

	International Value
	2008	2007	2006	2005	2004
Net assets	$649,982	673,951	345,993	130,594	46,450
Accumulation unit value	$12.704	20.576	20.054	16.604	15.064
Number of accumulation units outstanding	51,163	32,755	17,253	7,865	3,084
Investment income as a percent of average net assets (1)	2.23%	1.28%	1.05%	—%	1.47%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(38.26)%	2.60%	20.78%	10.22%	18.23%
See accompanying notes to financial statements.
(Continued)

18

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Highlights

December 31

	Technology Growth
	2008	2007	2006	2005	2004
Net assets	$170,675	194,445	127,367	58,048	19,020
Accumulation unit value	$7.968	13.753	12.169	11.843	11.583
Number of accumulation units outstanding	21,419	14,138	10,467	4,902	1,642
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(42.06)%	13.02%	2.74%	2.24%	(1.03)%

	Value Opportunities V.I.
	2008	2007	2006	2005	2004
Net assets	$1,560,772	1,838,744	1,227,906	635,451	350,437
Accumulation unit value	$11.156	18.888	19.347	17.408	16.009
Number of accumulation units outstanding	139,903	97,348	63,467	36,503	21,889
Investment income as a percent of average net assets (1)	0.88%	0.37%	0.37%	0.34%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(40.94)%	(2.37)%	11.14%	8.74%	13.27%

	Basic Value V.I.
	2008	2007	2006	2005	2004
Net assets	$1,742,498	1,927,947	1,205,722	549,504	244,012
Accumulation unit value	$11.381	18.272	18.217	15.174	14.964
Number of accumulation units outstanding	153,102	105,514	66,187	36,213	16,307
Investment income as a percent of average net assets (1)	2.86%	1.87%	2.20%	1.96%	2.07%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(37.71)%	0.30%	20.05%	1.40%	9.42%

	Large Cap Growth V.I.
	2008	2007*	2006	2005	2004
Net assets	$87,918	49,346	—	—	—
Accumulation unit value	$5.770	9.878	—	—	—
Number of accumulation units outstanding	15,236	4,996	—	—	—
Investment income as a percent of average net assets (1)	0.74%	0.49%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	—%	—%	—%
Total return (3)	(41.59)%	9.74%	—%	—%	—%

	VP Balanced
	2008	2007	2006	2005	2004
Net assets	$574,980	602,944	409,156	234,759	83,674
Accumulation unit value	$11.802	15.038	14.547	13.471	13.032
Number of accumulation units outstanding	48,719	40,095	28,126	17,427	6,421
Investment income as a percent of average net assets (1)	2.44%	1.80%	1.60%	1.26%	0.73%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(21.52)%	3.38%	7.99%	3.37%	8.15%
See accompanying notes to financial statements.
(Continued)

19

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Highlights

December 31

	VP Capital Appreciation
	2008	2007	2006	2005	2004
Net assets	$271,814	289,492	128,811	70,955	30,108
Accumulation unit value	$13.595	25.646	17.855	15.462	12.859
Number of accumulation units outstanding	19,993	11,288	7,214	4,589	2,341
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(46.99)%	43.63%	15.48%	20.24%	5.98%

	VP Income and Growth
	2008	2007	2006	2005	2004
Net assets	$273,863	310,219	239,724	125,921	53,032
Accumulation unit value	$10.310	15.999	16.252	14.090	13.670
Number of accumulation units outstanding	26,564	19,390	14,750	8,937	3,879
Investment income as a percent of average net assets (1)	1.78%	1.66%	1.46%	1.44%	0.86%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(35.56)%	(1.56)%	15.34%	3.07%	11.31%

	VP Ultra
	2008	2007	2006	2005	2004
Net assets	$—	—	206,744	121,106	45,814
Accumulation unit value	$—	—	12.281	12.889	12.806
Number of accumulation units outstanding	—	—	16,835	9,396	3,578
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	—%	1.50%	1.50%	1.50%	1.50%
Total return (3)	—%	***	(4.72)%	0.65%	9.02%

	VP International Value
	2008	2007	2006	2005	2004
Net assets	$233,233	301,370	105,002	43,430	15,051
Accumulation unit value	$11.740	21.600	18.572	15.079	13.516
Number of accumulation units outstanding	19,866	13,952	5,654	2,880	1,114
Investment income as a percent of average net assets (1)	0.71%	0.47%	1.21%	0.80%	0.34%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(45.65)%	16.30%	23.16%	11.56%	13.23%

	Dual Strategy Fund
	2008	2007	2006	2005	2004
Net assets	$609,534	791,694	548,242	349,532	194,599
Accumulation unit value	$9.306	15.386	14.211	13.127	12.856
Number of accumulation units outstanding	65,498	51,456	38,578	26,626	15,137
Investment income as a percent of average net assets (1)	1.73%	1.38%	1.37%	1.50%	1.39%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	1.50%
Total return (3)	(39.52)%	8.27%	8.26%	2.11%	6.56%
See accompanying notes to financial statements.
(Continued)

20

AMERICAN FIDELITY SEPARATE ACCOUNT C

Financial Highlights

December 31

	Total Bond Market Index
	2008	2007	2006	2005**	2004
Net assets	$566,328	343,209	161,747	76,550	—
Accumulation unit value	$11.490	10.755	10.205	9.931	—
Number of accumulation units outstanding	50,796	31,911	15,850	7,708	—
Investment income as a percent of average net assets (1)	3.72%	3.47%	3.26%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	—%
Total return (3)	3.66%	5.39%	2.76%	0.69%	—%

	VNG Balanced
	2008	2007	2006	2005**	2004
Net assets	$1,417,914	1,261,795	587,305	100,066	—
Accumulation unit value	$9.647	12.648	11.848	10.462	—
Number of accumulation units outstanding	146,983	99,765	49,569	9,565	—
Investment income as a percent of average net assets (1)	3.10%	2.23%	1.57%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	—%
Total return (3)	(23.73)%	6.75%	13.25%	4.62%	—%

	VNG Small Company
	2008	2007	2006	2005**	2004
Net assets	$541,141	421,927	122,871	21,767	—
Accumulation unit value	$7.262	12.179	11.915	10.974	—
Number of accumulation units outstanding	74,516	34,643	10,312	1,983	—
Investment income as a percent of average net assets (1)	0.55%	0.38%	0.21%	—%	—%
Expenses as a percent of average net assets (2)	1.50%	1.50%	1.50%	1.50%	—%
Total return (3)	(40.37)%	2.22%	8.57%	9.74%	—%

*	This segregated subaccount was added as an investment option on May 1, 2007. Investment income and expense ratios are annualized and total return is not annualized.

**	These segregated subaccounts were added as investment options on May 1, 2005. Investment income and expense ratios are annualized and total return is not annualized.

***	Total return is not presented as these segregated subaccounts were terminated on May 1, 2007.

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund divided by the average net assets.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	The total return for the period indicated, including changes in the value of the underlying fund, reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.
See accompanying notes to financial statements.

21

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2008
(1)	Summary of Significant Accounting Policies
(a)	General
American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced on September 2, 2002.
The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).
Effective May 1, 2005, Account C added Total Bond Market, VNG Balanced, and VNG Small Company segregated subaccounts as options available to the contract owners. Effective May 1, 2007, Account C added Large Cap Growth V.I. segregated subaccount and discontinued VP Ultra and Small Company Stock segregated subaccounts as options available to contract owners.
One of Account C’s subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.
(b)	Investments
Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.
Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.
Account C adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective January 1, 2008. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for Account C’s current fiscal period.
Various inputs may be used to determine the value of Account C’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 — significant unobservable inputs (including Account C’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(Continued)

22

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2008
The following table summarizes the inputs used to value Account C’s net assets as of December 31, 2008.

Level 1 – Quoted Prices	$11,833,012
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$11,833,012

(c)	Income Taxes
Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account C’s net decrease in net assets from operations is not expected to result in tax deductible amounts under present regulations. Account C will not be taxed as a “regulated investment company” under subchapter M of the Code. Based on this, no charge is being made currently to Account C for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Account C has no unrecognized tax positions at December 31, 2008 as a result of the provisions of Financial Standards Accounting Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 (FIN 48). Account C adopted FIN 48 on January 1, 2007 and on such date Account B had no unrecognized tax positions.
As of December 31, 2008, Account C has no accrued interest and penalties related to uncertain tax positions. Account C would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.
The tax years 2005 through 2008 remain open to examination by the major taxing jurisdictions to which Account C is subject. Account C, as a part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.
(d)	Annuity Reserves
Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.
If additional reserves are required, AFA reimburses Account C. At December 31, 2008, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2008.
(Continued)

23

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2008
(e)	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(2)	Variable Annuity Contracts
AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds’ daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds’ daily net assets (1.25% per annum).
During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% in policy years one through five to 0% beginning in policy year eleven.
(3)	Unit Activity From Contract Transactions
Transactions in units for each segregated subaccount for the years ended December 31, 2008 and 2007 were as follows:

	2008 — Segregated subaccounts
	Socially
	Responsible	Stock	Growth	International	Technology
	Growth	Index	and Income	Value	Growth

Accumulation units:
Outstanding, beginning of year	17,374	186,205	23,164	32,755	14,138
Increase for purchase payments received	4,647	82,389	7,483	20,003	11,034
Decrease for withdrawal of funds	(593)	(13,547)	(1,634)	(1,595)	(3,753)

Outstanding, end of year	21,428	255,047	29,013	51,163	21,419

(Continued)

24

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2008

	2008 — Segregated subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.*

Accumulation units:
Outstanding, beginning of year	97,348	105,514	4,996
Increase for purchase payments received	48,577	54,542	10,639
Decrease for withdrawal of funds	(6,022)	(6,954)	(399)

Outstanding, end of year	139,903	153,102	15,236

	2008 — Segregated subaccounts
		VP	VP	VP	Dual
	VP	Capital	Income	International	Strategy
	Balanced	Appreciation	and Growth	Value	Fund

Accumulation units:
Outstanding, beginning of year	40,095	11,288	19,390	13,952	51,456
Increase for purchase payments received	13,625	9,026	8,567	8,900	17,248
Decrease for withdrawal of funds	(5,001)	(321)	(1,393)	(2,986)	(3,206)

Outstanding, end of year	48,719	19,993	26,564	19,866	65,498

	2008 — Segregated subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Accumulation units:
Outstanding, beginning of year	31,911	99,765	34,643
Increase for purchase payments received	22,335	65,225	42,143
Decrease for withdrawal of funds	(3,450)	(18,007)	(2,270)

Outstanding, end of year	50,796	146,983	74,516

	2007 — Segregated subaccounts
	Socially			Small
	Responsible	Stock	Growth	Company	International	Technology
	Growth	Index	and Income	Stock*	Value	Growth

Accumulation units:
Outstanding, beginning of year	12,302	127,038	16,027	10,045	17,253	10,467
Increase for purchase payments received	5,581	66,389	7,682	1,119	16,674	15,947
Decrease for withdrawal of funds	(509)	(7,222)	(545)	(11,164)	(1,172)	(12,276)

Outstanding, end of year	17,374	186,205	23,164	—	32,755	14,138

(Continued)

25

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2008

	2007 — Segregated subaccounts
	Value
	Opportunities	Basic	Large Cap
	V.I.	Value V.I.	Growth V.I.*

Accumulation units:
Outstanding, beginning of year	63,467	66,187	—
Increase for purchase payments received	38,351	42,433	4,996
Decrease for withdrawal of funds	(4,470)	(3,106)	—

Outstanding, end of year	97,348	105,514	4,996

	2007 — Segregated subaccounts
		VP	VP		VP	Dual
	VP	Capital	Income	VP	International	Strategy
	Balanced	Appreciation	and Growth	Ultra*	Value	Fund

Accumulation units:
Outstanding, beginning of year	28,126	7,214	14,750	16,835	5,654	38,578
Increase for purchase payments received	12,722	4,207	7,450	5,159	9,418	16,833
Decrease for withdrawal of funds	(753)	(133)	(2,810)	(21,994)	(1,120)	(3,955)

Outstanding, end of year	40,095	11,288	19,390	—	13,952	51,456

	2007 — Segregated subaccounts
	Total Bond	VNG	VNG Small
	Market Index	Balanced	Company

Accumulation units:
Outstanding, beginning of year	15,850	49,569	10,312
Increase for purchase payments received	16,531	56,960	25,139
Decrease for withdrawal of funds	(470)	(6,764)	(808)

Outstanding, end of year	31,911	99,765	34,643

*	On May 1, 2007, the Large Cap Growth V.I. segregated subaccount was added as an investment option and Small Company Stock and VP Ultra segregated subaccounts were discontinued.

26

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Financial Statements
December 31, 2008 and 2007
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors
American Fidelity Assurance Company:
We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As described in note 1 to the consolidated financial statements, as of January 1, 2007, the Company adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.

Oklahoma City, Oklahoma April 23, 2009	KPMG LLP

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2008 and 2007
(In thousands, except per share amounts)

	2008	2007

Assets

Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $1,795,939 and $1,686,780 in 2008 and 2007, respectively)	$1,615,849	1,666,090
Equity securities available-for-sale, at fair value:
Preferred stocks (cost of $300 in 2008)	84	—
Common stocks (cost of $20,621 and $16,735 in 2008 and 2007, respectively)	25,772	20,999
Trading investments	561,008	622,249
Derivative in funds withheld under reinsurance contracts	48,798	—
Mortgage loans on real estate, net	324,702	324,558
Investment real estate, at cost (less accumulated depreciation of $22 and $17 in 2008 and 2007, respectively)	2,616	2,621
Policy loans	28,337	28,165
Short-term and other investments	112,976	34,210

	2,720,142	2,698,892

Cash	40,859	32,278
Accrued investment income	27,257	27,171
Accounts receivable:
Uncollected premiums	73,525	63,772
Reinsurance receivable	843,703	816,072
Other	16,364	4,951

	933,592	884,795

Deferred policy acquisition costs	440,846	413,476
Other assets	3,950	4,974
Separate account assets	234,382	353,570

Total assets	$4,401,028	4,415,156

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2008 and 2007
(In thousands, except per share amounts)

	2008	2007

Liabilities and Stockholder’s Equity

Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$884,267	866,795
Accident and health	431,382	380,572
Unearned premiums	4,174	4,425
Benefits payable	121,493	108,375
Funds held under deposit administration contracts	848,877	793,808
Other policy liabilities	142,360	137,556

	2,432,553	2,291,531

Other liabilities:
Funds withheld under reinsurance contract	640,403	632,046
Derivative in funds withheld under reinsurance contract	—	7,502
Net deferred income tax liability	25,252	75,143
General expenses, taxes, licenses and fees payable, and other liabilities	145,219	137,238

	810,874	851,929

Notes payable	515,228	443,319
Separate account liabilities	234,382	353,570

Total liabilities	3,993,037	3,940,349

Stockholder’s equity:
Common stock, par value $10 per share. Authorized, issued, and outstanding 250,000 shares	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive loss	(113,848)	(10,675)
Retained earnings	487,801	451,444

Total stockholder’s equity	407,991	474,807

Commitments and contingencies (notes 7, 9, 11, 12, and 14)

Total liabilities and stockholder’s equity	$4,401,028	4,415,156

See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Consolidated Statements of Income
Years ended December 31, 2008, 2007, and 2006
(In thousands, except per share amounts)

	2008	2007	2006

Revenues:
Premiums:
Life and annuity	$37,516	31,942	28,728
Accident and health	572,016	523,279	446,157

	609,532	555,221	474,885

Net investment income	98,537	89,884	84,524
Net realized investment (losses) gains	(91,671)	(9,525)	(16,117)
Other income, net	30,129	21,436	27,313

Total revenues	646,527	657,016	570,605

Benefits:
Benefits paid or provided:
Life and annuity	23,628	21,538	21,813
Accident and health	284,923	267,021	235,299
Interest credited to funded contracts	37,457	36,485	34,847
Increase (decrease) in reserves for future policy benefits:
Life and annuity (net of increase in reinsurance reserves ceded of $13,190, $37,029, and $20,238 in 2008, 2007, and 2006, respectively)	4,282	(1,909)	3,866
Accident and health (net of increase in reinsurance reserves ceded of $8,824, $12,151, and $2,723 in 2008, 2007, and 2006, respectively)	41,986	27,207	23,725
Decrease in fair value of derivative in funds withheld under reinsurance contract	(56,300)	(8,693)	(17,509)

	335,976	341,649	302,041

Expenses:
Selling costs	143,463	153,710	125,844
Other operating, administrative, and general expenses	100,522	94,461	89,746
Taxes, other than federal income taxes, and licenses and fees	15,426	15,897	13,767
Increase in deferred policy acquisition costs	(27,370)	(35,083)	(32,806)

	232,041	228,985	196,551

Total benefits and expenses	568,017	570,634	498,592

Income before income tax expense	78,510	86,382	72,013

Income tax expense:
Current	20,360	18,462	12,621
Deferred	5,669	3,927	8,846

	26,029	22,389	21,467

Net income	$52,481	63,993	50,546

Basic net income per share	$209.92	255.97	202.18
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Stockholder’s Equity
Years ended December 31, 2008, 2007, and 2006
(In thousands)

			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income (loss)	earnings	equity

Balance, December 31, 2005	$2,500	31,538	(1,283)	362,698	395,453

Comprehensive income:
Net income	—	—	—	50,546	50,546
Net change in unrealized holding loss on investments available- for-sale, net of reclassification adjustment, net of tax	—	—	(8,853)	—	(8,853)

Comprehensive income					41,693

Dividends paid	—	—	—	(11,559)	(11,559)

Balance, December 31, 2006	2,500	31,538	(10,136)	401,685	425,587

Comprehensive income:
Net income	—	—	—	63,993	63,993
Net change in unrealized holding loss on investments available- for-sale, net of reclassification adjustment, net of tax	—	—	(539)	—	(539)

Comprehensive income					63,454

Dividends paid	—	—	—	(13,636)	(13,636)
Adjustment to initially apply FIN 48 (note 9)	—	—	—	(598)	(598)

Balance, December 31, 2007	2,500	31,538	(10,675)	451,444	474,807

Comprehensive income (loss):
Net income	—	—	—	52,481	52,481
Net change in unrealized holding loss on investments available- for-sale, net of reclassification adjustment, net of tax	—	—	(103,173)	—	(103,173)

Comprehensive loss					(50,692)

Dividends paid	—	—	—	(16,124)	(16,124)

Balance, December 31, 2008	$2,500	31,538	(113,848)	487,801	407,991

See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Cash flows from operating activities:
Net income	$52,481	63,993	50,546

Adjustments to reconcile net income to net cash provided by operating activities:
Provision for depreciation	5	2	2
Accretion of discount on investments	(9,256)	(8,694)	(8,009)
Realized losses (gains) on investments	16,388	(893)	(1,261)
Net purchases, sales, and maturities of trading investments	(2,802)	(28,196)	(21,775)
Increase in deferred policy acquisition costs	(27,370)	(35,083)	(32,806)
(Increase) decrease in accrued investment income	(86)	(3,777)	8
Increase in accounts receivable	(48,797)	(51,232)	(23,211)
Decrease (increase) in other assets, net of realized gains	1,024	(908)	(227)
Increase in policy liabilities	81,149	92,283	59,470
Interest credited on deposit and other investment-type contracts	37,457	36,485	34,847
Charges on deposit and other investment-type contracts	(7,475)	(15,400)	(14,005)
Increase in general expenses, taxes, licenses and fees payable, funds withheld under reinsurance contract, and other liabilities	16,333	54,473	37,457
Decrease in fair value of derivative in funds withheld under reinsurance contract	(56,300)	(8,693)	(17,509)
Net change in fair value of trading investments	67,471	8,866	17,378
Provision for other than temporarily impaired investment	7,812	1,552	—
Deferred income taxes	5,669	3,927	8,846

Total adjustments	81,222	44,712	39,205

Net cash provided by operating activities	133,703	108,705	89,751

Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available-for-sale	281,369	194,519	293,406
Equity securities available-for-sale	300	3,254	15,252
Mortgage loans on real estate	37,603	29,746	42,388
Net change in short-term and other investments, net of realized gains	(78,788)	44,760	(22,744)
Purchase of investments:
Fixed maturities available-for-sale	(404,165)	(406,684)	(216,220)
Equity securities available-for-sale	(9,110)	—	(938)
Mortgage loans on real estate	(37,835)	(42,811)	(54,993)
Net change in policy loans	(172)	160	(338)

Net cash (used in) provided by investing activities	(210,798)	(177,056)	55,813

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Cash flows from financing activities:
Dividends paid to parent	$(16,124)	(13,636)	(11,559)
Proceeds from notes payable	201,838	125,105	60,000
Repayment of notes payable	(129,929)	(53,429)	(193,429)
Deposits to deposit and other investment-type contracts	109,087	101,630	100,559
Withdrawals from deposit and other investment-type contracts	(79,196)	(93,055)	(81,986)

Net cash provided by (used in) financing activities	85,676	66,615	(126,415)

Net increase (decrease) in cash	8,581	(1,736)	19,149

Cash, beginning of year	32,278	34,014	14,865

Cash, end of year	$40,859	32,278	34,014

Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$22,488	18,349	17,519
Federal income taxes, net of refunds received	33,673	15,830	14,150

Supplemental disclosure of noncash investing activities:
Change in net unrealized holding loss on investment available-for-sale, net of deferred tax benefit of $55,555, $290, and $4,767 in 2008, 2007, and 2006, respectively	$(103,173)	(539)	(8,853)
See accompanying notes to consolidated financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(1)	Business Description and Significant Accounting Policies
(a)	Business
American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.
AFA is licensed in 49 states, as well as the District of Columbia, American Samoa and Guam, with approximately 36% of direct premiums written in Oklahoma, Texas, and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States and Latin America.
(b)	Basis of Presentation and Principles of Consolidation
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.
(c)	Use of Estimates
Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. Principal estimates that could change in the future are the fair value of investments, whether an available-for-sale security is other-than-temporarily impaired, and the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(d)	Investments
Management determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity, and they are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held-to-maturity or for trading are classified as available-for-sale and carried at fair value. All of the Company’s investments are classified as available-for-sale or trading.
The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available-for-sale are reported as accumulated other comprehensive income, a separate component of stockholder’s equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.
Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investments in real estate are carried at cost less accumulated depreciation. Investments in real estate, excluding land, are depreciated on a straight-line basis using an estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.
Realized gains and losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.
Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the net investment income line item in the consolidated statements of income. Dividend and interest income are recognized when earned.
Because the Company’s primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company does not purchase fixed maturities that are below investment-grade; however, certain securities have dropped below investment-grade after they were acquired. The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company establishes due diligence procedures that their mortgage service provider performs prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.
The Company recognizes an impairment loss when an invested asset’s value declines below cost, adjusted for accretion, amortization and previous other-than-temporary impairments (new cost basis), and it is determined that the decline is other-than-temporary. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary include: (1) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; (2) the recoverability of principal and interest for fixed maturity securities, or cost for equity securities; (3) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities, or cost for equity securities; and (4) the financial condition, near-term and long-term prospects for the issuer, including the relevant industry conditions and trends, and implications of rating agency actions and offering prices. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to fair value, and the amount of the impairment is included in earnings as a realized investment loss. The fair value then becomes the new cost basis of the investment, and any subsequent recoveries in fair value, other than amounts accreted to the expected recovery amount, are recognized at disposition. Due to the subjective nature of the Company’s analysis and estimates of fair value along with the judgment that must be applied in the analysis, it is possible that the Company could reach a different conclusion whether or not to impair a security if it had access to additional information about the investee. Additionally, it is possible that the investee’s ability to meet future contractual obligations may be different than what the Company determined during its analysis, which may lead to a different impairment conclusion in future periods.
Investment income from fixed maturities and mortgage loans is recognized based on the constant effective yield method which includes an adjustment for estimated principal repayments, if any. The effective yield used to determine amortization for fixed maturities subject to prepayment risk (e.g., asset-backed, loan-backed and structured securities) is recalculated and adjusted periodically based upon actual historical and/or projected future cash flows, which are obtained from a widely-accepted securities data provider. Dividends on equity securities (public and nonpublic) and venture capital investments are recognized in income when declared. Rental income on real estate is recognized on a straight-line basis over the lease term.
Accrual of income is suspended on nonsecuritized fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only when payments are received. Investments included in the consolidated balance sheet that were not income producing for the preceding 12 months were not material.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
For fixed maturities where the Company records an other-than-temporary impairment, a determination is made as to the cause of the impairment and whether the Company expects a recovery in the value. For fixed maturities where the Company expects a recovery in value, not necessarily to par, the constant effective yield method, as discussed above, is utilized and the investment is amortized to the expected value.
(e)	Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
(f)	Recognition of Premium Revenue and Costs
Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company’s earnings related to annuity products are impacted by conditions in the overall interest rate environment.
Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.
Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.
(g)	Policy Acquisition Costs
The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company’s experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(h)	Policy Liabilities
Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company’s experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.
Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The cancer reserves for benefits payable and the group disability reserves for benefits payable are discounted at 6.25% at December 31, 2008 and 2007. The discount used is based on the yield on assets supporting the blocks of business. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company’s best estimate of the ultimate value, the actual results may vary from these values in either direction.
(i)	Reinsurance
The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.
(j)	Income Taxes
Income taxes are accounted for under the asset and liability method as prescribed by SFAS No. 109, Accounting for Income Taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company adopted FASB Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of SFAS No. 109 (FIN 48), as required for its annual reporting period beginning January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with SFAS No. 109 and requires that realization of an uncertain income tax position must be “more likely than not” (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the financial statements. Further, FIN 48 prescribes the benefit to be recorded in the financial statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. FIN 48 also provides guidance on derecognition, tax-related calculation and classification of interest and penalty accruals, new disclosures, and transition. A cumulative-effect adjustment for the Company was recognized in retained earnings as of January 1, 2007 as provided by the FIN 48 transition guidance. The Company recognizes any interest accrued related to uncertain tax positions in interest expense and any penalties accrued related to uncertain tax positions in operating expense.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(k)	Equipment
Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.
(l)	Separate Accounts
The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company’s assets. The assets are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.
The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 17 segregated subaccounts for Account B and the 17 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners. The assets are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.
(m)	Basic Net Income Per Share
Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2008, 2007, and 2006, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(n)	Derivative in Funds Withheld under Reinsurance Contract
The Company has adopted SFAS No. 133 Implementation Issue No. B36 (the Statement), Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments. AFA’s funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the Statement. The identified embedded derivative closely resembles a total return swap. The Company has developed a valuation model to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract.
The decrease in the embedded derivative for the years ended December 31, 2008, 2007, and 2006 of approximately $56,300,000, $8,693,000, and $17,509,000, respectively, is included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.
(o)	Recently Adopted Accounting Pronouncements
In January 2009, the FASB issued EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008. The Company adopted FSP EITF 99-20-1 effective December 31, 2008 and is applying the standard prospectively, as required. The adoption of FSP EITF 99-20-1 has not had any material impact on the Company’s consolidated financial statements.
In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under other accounting pronouncements that permit or require fair value measurements, changes the methods used to measure fair value and expands disclosures about the fair value measurements. In particular, disclosures are required to provide information on the extent to which fair value is used to measure assets and liabilities; the inputs used to develop measurements; and the effect of certain measurements on earnings (or changes in net assets). SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The initial application of SFAS No. 157 has no material impact on the Company’s consolidated financial statements.
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities-Including an Amendment of SFAS No. 115, which allows for the option to measure financial instruments and certain other items at fair value. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. SFAS No. 159 is effective for fiscal years beginning after November 15, 2007. The Company adopted SFAS No. 159 on January 1, 2008, but did not elect the fair value option for any of its financial assets or liabilities; therefore, SFAS No. 159 had no impact on the Company’s consolidated financial statements.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs and unearned inducements associated with the replaced contract. The guidance in SOP 05-1 has been adopted, effective January 1, 2007. The Company has evaluated the impact of SOP 05-1 and has determined it has no material impact on the financial statements.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments, an amendment of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives and amends SFAS No. 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The statement is effective for all financial statements acquired or issued after the beginning of the Company’s fiscal year that begins after September 15, 2006. The adoption of SFAS No. 155 has not had any impact on the Company’s consolidated financial statements.

(p)	New Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007

In December 2007, the FASB issued SFAS No. 141(R), Business Combinations of which the objective is to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. The new standard requires the acquiring entity in a business combination to recognize all the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. SFAS No. 141(R) is effective for fiscal years beginning after December 15, 2008. The Company does not expect the adoption of SFAS No. 141(R) to have a material impact on its consolidated financial statements.

(q)	Reclassifications

Certain prior year amounts have been reclassified to conform with the current year presentation.
(2)	Statutory Financial Information

The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 2008, 2007, and 2006 of approximately $38,134,000, $23,006,000, and $25,531,000, respectively. The Company reported statutory capital and surplus at December 31, 2008 and 2007 of approximately $239,134,000 and $213,644,000, respectively.

Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2009, is approximately $64,094,000.

The Oklahoma Insurance Department has adopted risk-based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007

The RBC guidelines define specific capital levels based on a company’s ACLC that are determined by the ratio of the company’s total adjusted capital (TAC) to its ACLC. TAC is equal to statutory capital plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

At December 31, 2008 and 2007, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

(3)	Investments

Investment income for the years ended December 31 is summarized below (in thousands):

	2008	2007	2006

Interest on fixed maturities	$141,623	130,153	122,603
Dividends on equity securities	112	60	428
Interest on mortgage loans	23,449	22,537	22,681
Investment real estate income	20	5	5
Interest on policy loans	2,903	2,733	2,606
Interest on short-term investments	127	442	227
Other	2,085	226	179

	170,319	156,156	148,729

Less reinsurance allowance for investment income under funds withheld arrangement (note 12)	(39,482)	(38,569)	(37,441)
Less investment expenses	(32,300)	(27,703)	(26,764)

Net investment income	$98,537	89,884	84,524

Net realized (losses) gains and the changes in unrealized (losses) gains on investments for the years ended December 31 are as follows (in thousands):

	2008		2007		2006
	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized

Fixed maturities available-for-sale	$(8,692)	(159,400)	(4,326)	(2,570)	467	(13,619)
Equity securities available-for-sale	(4,625)	672	(746)	1,741	1,153	(1)
Trading securities	(2,961)	(67,471)	28	(8,866)	265	(17,378)
Other-than-temporary impairments	(7,812)	—	(1,552)	—	—	—
Mortgage loans and real estate	(88)	—	(226)	—	92	—
Short term and other	(22)	—	6,163	—	(716)	—

	$(24,200)	(226,199)	(659)	(9,695)	1,261	(30,998)

Included in the above realized (losses) gains is the increase in the allowance for possible losses on mortgage loans of $88,000, $129,000, and $70,000 in 2008, 2007, and 2006, respectively.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The gross unrealized holding gains on equity securities available-for-sale were approximately $5,151,000 and $4,264,000 in 2008 and 2007, respectively. Gross unrealized holding losses on equity securities available-for-sale were approximately $216,000 in 2008.
The amortized cost and estimated fair value of investments in fixed maturities available-for-sale are as follows (in thousands):

	December 31, 2008
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value

U.S. Treasury securities	$2,490	285	—	2,775
Obligations of U.S. government sponsored agencies	226,634	11,231	(557)	237,308
States and territories	31,766	112	(1,778)	30,100
Corporate securities	657,448	7,137	(76,163)	588,422
Mortgage-backed securities	877,601	6,745	(127,102)	757,244

Total	$1,795,939	25,510	(205,600)	1,615,849

	December 31, 2007
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Estimated
	cost	gains	losses	fair value

U.S. Treasury securities	$2,488	79	—	2,567
Obligations of U.S. government sponsored agencies	292,619	7,017	(335)	299,301
States and territories	26,975	505	(121)	27,359
Corporate securities	615,106	9,598	(13,746)	610,958
Mortgage-backed securities	749,592	2,341	(26,028)	725,905

Total	$1,686,780	19,540	(40,230)	1,666,090

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The amortized cost and estimated fair value of investments in fixed maturities available-for-sale at December 31, 2008 are shown below (in thousands) by effective maturity. Expected maturities will differ from effective maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	cost	fair value

Due in one year or less	$12,467	12,374
Due after one year through five years	148,293	144,837
Due after five years through ten years	462,789	432,189
Due after ten years	294,789	269,205

	918,338	858,605

Mortgage-backed securities	877,601	757,244

Total	$1,795,939	1,615,849

Proceeds from sales of investments in fixed maturities available-for-sale were approximately $112,443,000, $52,729,000, and $201,440,000 in 2008, 2007, and 2006, respectively. Gross gains of approximately $2,475,000 and $5,421,000 were realized in 2008 and 2006, respectively. Gross losses of approximately $11,239,000, $4,451,000, and $6,711,000 were realized on those sales in 2008, 2007, and 2006, respectively. In addition, the Company realized net gains of approximately $72,000, $125,000, and $1,757,000 during 2008, 2007, and 2006, respectively, on investments in fixed maturities that were called or prepaid. During 2008 and 2007, the Company had a small number of securities that were other-than-temporarily impaired which created losses of $7,812,000 and $1,552,000, respectively.
The Company’s common stock consists primarily of Federal Home Loan Bank common stock.
At December 31, 2008 and 2007, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $561,008,000 and $622,249,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized (losses) gains on trading securities during the years ended December 31, 2008, 2007, and 2006 were approximately $(2,961,000), $28,000, and $265,000, respectively, and are included in net investment income. Net unrealized holding (losses) gains on trading securities held at December 31, 2008 and 2007 were approximately $(52,386,000) and $4,183,000, respectively.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
Gross unrealized losses on investment securities available-for-sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):

	December 31, 2008
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses

Obligations of U.S. government sponsored agencies	$3,921	(79)	3,218	(478)	7,139	(557)
States and territories	18,937	(1,397)	4,601	(381)	23,538	(1,778)
Corporate securities	269,216	(34,099)	168,190	(42,064)	437,406	(76,163)
Mortgage-backed securities	133,558	(34,937)	335,907	(92,165)	469,465	(127,102)

Subtotal debt securities	425,632	(70,512)	511,916	(135,088)	937,548	(205,600)

Preferred stocks	84	(216)	—	—	84	(216)

Subtotal equity securities	84	(216)	—	—	84	(216)

Total	$425,716	(70,728)	511,916	(135,088)	937,632	(205,816)

	December 31, 2007
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses

Obligations of U.S. government sponsored agencies	$—	—	9,040	(335)	9,040	(335)
States and territories	—	—	4,861	(121)	4,861	(121)
Corporate securities	151,187	(6,972)	134,331	(6,774)	285,518	(13,746)
Mortgage-backed securities	168,676	(4,422)	404,168	(21,606)	572,844	(26,028)

Total	$319,863	(11,394)	552,400	(28,836)	872,263	(40,230)

The unrealized losses in U.S. Treasury securities and obligations of U.S. government sponsored agencies are due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward. Unrealized losses may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.
The investments included in mortgage-backed securities are comprised of U.S. government sponsored agency, mortgage-backed securities, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage-backed sector. The credit quality on some mortgage-backed bonds have begun to decline due to the large number of home defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and only due slightly to a lessening of credit, and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.
At December 31, 2008 and 2007, investments with carrying values of approximately $2,829,000 and $2,823,000, respectively, were on deposit with state insurance departments as required by statute.
(4)	Fair Value Measurements
(a)	Fair Value Hierarchy
The Company adopted SFAS No. 157, Fair Value Measurements (SFAS No. 157), as of January 1, 2008. SFAS No. 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.
Various inputs may be used to determine the value of the Company’s investments. These inputs are summarized into three levels:
•	Level 1 inputs are quoted prices in active markets for identical securities.
•	Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 inputs are significant unobservable inputs (including the Company’s own assumptions used to determine the fair value of investments).
The level within which a fair value measurement in its entirety falls into is the lowest level input that is significant to the fair value measurement in its entirety.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The following table presents the assets that the Company measured at fair value on a recurring basis at December 31, 2008.

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Fixed maturies available for sale	$2,775	1,538,988	74,086	1,615,849
Trading securities	786	523,713	36,509	561,008
Preferred stock	84	—	—	84
Common stock	25,772	—	—	25,772

Total investments	29,417	2,062,701	110,595	2,202,713

Derivative in funds withheld	—	48,798	—	48,798

Total	$29,417	2,111,499	110,595	2,251,511

The following table presents the change for the period in the assets measured at fair value using unobservable inputs (Level 3).

	Fixed
	maturities
	available-	Trading
	for-sale	securities	Total

Beginning balance	$82,831	40,669	123,500
Total gains/losses (realized/unrealized):
Included in income	(3,300)	(2,280)	(5,580)
Included in other comprehensive income	(17,324)	(7,413)	(24,737)
Purchases, issuances and settlements	11,839	5,568	17,407
Accretion of discount/amortization of premium	40	(35)	5
Transfers in and/or out of Level 3	—	—	—

Ending balance	$74,086	36,509	110,595

Realized and unrealized (losses) for the year ended December 31, 2008, for assets measured at fair value using significant unobservable inputs (Level 3) are reported on the income statement as net investment income.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(b)	Fair Value of Financial Instruments
A summary of the Company’s financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

	2008		2007
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value

Financial assets:
Cash	$40,859	40,859	32,278	32,278
Short-term and other investments	112,976	112,976	34,210	34,210
Accounts receivable	89,889	89,889	68,723	68,723
Accrued investment income	27,257	27,257	27,171	27,171
Reinsurance receivables on paid and unpaid benefits	843,703	843,703	816,072	816,072
Policy loans	28,337	28,337	28,165	28,165
Fixed maturities available-for-sale	1,615,849	1,615,849	1,666,090	1,666,090
Equity securities available-for-sale	25,856	25,856	20,999	20,999
Trading investments	561,008	561,008	622,249	622,249
Mortgage loans	324,702	331,880	324,558	342,181
Derivative in funds withheld under reinsurance contract	48,798	48,798	—	—
Financial liabilities:
Certain policy liabilities	891,439	890,226	836,308	834,534
Derivative in funds withheld under reinsurance contract	—	—	7,502	7,502
Other liabilities	145,228	145,228	137,238	137,238
Notes payable	515,228	514,275	443,319	448,460
Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities
The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
Policy Loans
Policy loans have average interest yields of approximately 7.02% and 6.81% as of December 31, 2008 and 2007, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.
Fixed Maturities and Trading Investments
For fixed maturities and marketable equity securities, as well as trading securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued. For investments with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities for the investments being valued. The Company’s investments also include certain less liquid or private fixed maturity debt securities and other trading investments. Valuations are estimated based on non-binding broker prices or valuation models or methodologies, discounted cash flow models and other similar techniques that use unobservable inputs.
Equity Securities
The fair value of equity securities investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers or bid quotations received from securities dealers.
Mortgage Loans
Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 6.61% and 6.70% for December 31, 2008 and 2007, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 6.57% and 5.97% for December 31, 2008 and 2007, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
Certain Policy Liabilities
Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is determined using estimated projected future cash flows discounted at the rate that would be required to transfer the liability in an orderly transaction. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

	2008		2007
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(In thousands)

Funds held under deposit administration contracts	$848,877	846,861	793,808	791,011
Annuities	42,562	43,365	42,500	43,523
Derivative in Funds Withheld under Reinsurance Contract
The fair value of the Company’s derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.
Notes Payable
The fair value of the Company’s notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are at or near the carried rates because the notes have relatively short terms or carry the option of conversion to an adjustable rate.
Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(5)	Deferred Policy Acquisition Costs
Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

	Life and	Accident and
	annuity	health	Total

Year ended December 31, 2008:
Deferred costs	$14,020	76,720	90,740
Amortization	(8,590)	(54,780)	(63,370)

Net increase	$5,430	21,940	27,370

Year ended December 31, 2007:
Deferred costs	$11,988	78,220	90,208
Amortization	(9,175)	(45,950)	(55,125)

Net increase	$2,813	32,270	35,083

Year ended December 31, 2006:
Deferred costs	$13,136	67,042	80,178
Amortization	(5,136)	(42,236)	(47,372)

Net increase	$8,000	24,806	32,806

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(6)	Reserves for Future Policy Benefits
Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

			Interest
	2008	2007	assumptions

Life and annuity reserves:
Issued prior to 1970	$3,035	3,064	4.75%
Issued 1970 through 1980	29,331	29,707	6.75% to 5.25%
Issued after 1982 (indeterminate premium products)	744	780	10.00% to 8.50%
Issued through 1987 (acquired business)	1,102	1,153	11.00%
Issued 1981-1994 (all other)	38,549	38,707	8.50% to 7.00%
Issued after 1994 (all other)	65,334	50,012	Various
Life contingent annuities	31,810	31,837	Various*
Group term life waiver of premium disabled lives	8,353	8,747	6.00%
Reserves acquired through assumption reinsurance agreement (note 12)	706,009	702,788	5.50% to 2.25%

	$884,267	866,795

*
These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

Assumptions as to mortality are based on the Company’s prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company’s prior experience. All assumptions used are adjusted to provide for possible adverse deviations.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(7)	Liability for Benefits Payable
Life and Accident and Health Claim Reserve Activity for the years ended December 31, 2008, 2007, and 2006 was (in thousands):

	2008	2007	2006

Liability beginning of year, net of reinsurance	$105,212	87,592	79,299

Incurred related to:
Current year	314,859	302,820	259,096
Prior years	(6,308)	(14,261)	(1,984)

Total incurred	308,551	288,559	257,112

Paid related to:
Current year	192,600	166,930	138,170
Prior years	105,863	104,009	110,649

Total paid	298,463	270,939	248,819

Liability end of year, net of reinsurance	$115,300	105,212	87,592

Reinsurance recoverables on paid losses were $6,193,000 and $3,163,000 at December 31, 2008 and 2007, respectively.
The provision for benefits pertaining to prior years decreased approximately $6,308,000 in 2008 from the prior year estimate. This decrease overall includes better than expected experience of approximately $2,446,000 for group medical and disability; $2,241,000 for cancer; and $1,620,000 for life business. However, the decrease for disability and group medical was smaller than anticipated due to the adoption of more conservative termination rates for early durations. The decrease for cancer was also lower than expected due to claims settlement costs.
The provision for benefits pertaining to prior years decreased approximately $14,261,000 in 2007 from the prior year estimate. This decrease is due to better than anticipated GAAP experience in the group medical and disability lines of business of approximately $8,970,000; cancer business of $4,525,000; and life business of $765,000. At year-end 2006, an effort was made to strengthen the Company’s group disability reserves due to emerging trends indicating unfavorable developments. Improving loss ratios in 2007 allowed some of those higher reserves to be released for reserve redundancies. At year-end 2006, there was also an increase in reserves relating to group medical due to backlog concerns with a third party administrator. These concerns did not materialize to the extent the Company had anticipated.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The provision for benefits pertaining to prior years decreased approximately $1,984,000 in 2006 from the prior year estimate. This decrease is due to worse than anticipated GAAP experience in the group medical and disability lines of business of approximately $5,130,000. Cancer claim lags had lengthened in 2005, but returned to more normal patterns in 2006. That result, coupled with better than anticipated experience in the cancer line of business accounted for approximately $6,130,000 of the decrease and better than anticipated experience on life claims accounted for approximately $985,000.
The Company discounts cancer reserves and group disability reserves for benefits payable. The amount of the discount for these benefits payable at December 31, 2008 and 2007 is approximately $59,652,000 and $49,567,000, respectively.
(8)	Notes Payable
Notes payable as of December 31 are summarized as follows (in thousands):

	2008	2007

Lines of credit with Federal Home Loan Bank, maturities ranging from 2009 to 2018, interest due monthly, rates ranging from 1.91% to 6.87%, some of which are subject to conversion to an adjustable rate	$459,786	373,214
5.31% repurchase agreement, matured in 2008, interest due quarterly, interest rate resets quarterly (3 month LIBOR minus 5.5 basis points), counter party is JPMorgan Chase	—	15,000
4.90% repurchase agreement, due in 2010, interest due semi-annually, counter party is JPMorgan Chase	15,000	15,000
4.99% repurchase agreement, due in 2013, interest due quarterly, counter party is Merrill Lynch	25,442	25,105
5.11% repurchase agreement, due in 2017, interest due quarterly, counter party is Merrill Lynch	15,000	15,000

	$515,228	443,319

AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amount of $459,786,000 and $373,214,000 at December 31, 2008 and 2007, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $631,249,000 and $417,744,000 at December 31, 2008 and 2007, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at JPMorgan Chase Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 256,378 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $25,638,000 at December 31, 2008.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.
The Company has no unused lines of credit at December 31, 2008.
Interest expense for the years ended December 31, 2008, 2007, and 2006 totaled approximately $22,624,000, $18,975,000 and $17,415,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.
Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2008 are as follows (in thousands):

2009	$45,429
2010	81,429
2011	16,428
2012	10,000
2013	25,442
2014 and thereafter	336,500

$515,228

(9)	Income Taxes
Total 2008 and 2007 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes, principally due to management fees paid to AFC treated as dividends for financial reporting purposes and the dividends received deduction.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2008	2007

Deferred tax assets:
Fixed maturities	$90,508	7,776
Other investments	1,421	1,594
Life and health reserves	30,650	28,871
Other liabilities and assets	5,839	7,606
Litigation accruals	451	3,794
Compensation and retirement	4,207	3,483
Real estate and equipment	2,110	1,838
Capital loss carryforward	2,170	—
Derivative in funds withheld under reinsurance contract	—	2,626

Total deferred tax assets	137,356	57,588

Deferred tax liabilities:
Equity securities	(1,727)	(1,492)
Deferred policy acquisition costs	(121,040)	(112,578)
Due and deferred premiums	(22,762)	(18,661)
Derivative in funds withheld under reinsurance contract	(17,079)	—

Total deferred tax liabilities	(162,608)	(132,731)

Net deferred tax liability	$(25,252)	(75,143)

The Company has a capital loss carryforward at December 31, 2008 of $6,200,000 which results in a tax benefit of $2,170,000. The capital loss carryforward will expire after 2013.
Management periodically reviews whether a valuation allowance is needed on its total deferred tax assets reported on the consolidated balance sheet based on factors such as past history and trends, projected taxable income, and expiration dates of capital loss carryforwards. Management believes that in 2008 and 2007 it is more likely than not that the results of operations will generate sufficient taxable income to realize its deferred tax assets on noncapital items. In 2008, management believes there are sufficient capital gains available in its capital assets portfolio and that holding its loss bonds to maturity substantiate the Company’s ability to realize its deferred tax assets on capital items. Management believed in 2007 that the Company had sufficient capital loss carryback and capital gains available in its capital assets portfolio to substantiate the Company’s ability to realize its deferred tax assets on capital items.
The Company and its subsidiaries are included in AFC’s consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other accounts receivable includes current income taxes receivable of approximately $7,506,000 at December 31, 2008. Other liabilities includes current income taxes payable of approximately $5,361,000 at December 31, 2007.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The Company has a $291,000 liability recorded for unrecognized tax benefits as of December 31, 2008, which includes $168,000 of interest and no penalties as a result of the provisions of FIN 48. The Company has a $793,000 liability recorded for unrecognized tax benefits as of December 31, 2007, which includes $224,000 of interest and no penalties. On January 1, 2007 the Company adopted FIN 48 which resulted in the recognition of an increase of approximately $598,000 in the unrecognized tax benefits liability and a reduction to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits as of December 31, 2008 that would affect the effective tax rate, if recognized, is $123,000.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance at December 31, 2007	$569
Reductions for tax positions of prior years	(186)
Lapse of applicable statute of limitations	(260)

Balance at December 31, 2008	$123

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2005 and state and local income tax examinations for years prior to 2004. The Company is not currently under examination by any taxing authority and believes it is reasonably possible that its unrecognized tax benefits will decrease by approximately $44,000 within the next twelve months due to the expiration of the U.S., state and local statute of limitations.
(10)	Other Comprehensive Income (Loss)
The changes in the components of other comprehensive (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

	Year ended December 31, 2008
	Pretax	Tax	Net
	amount	effect	amount

Unrealized holding loss on available-for-sale investments:
Unrealized holding loss arising during the period	$(179,857)	62,950	(116,907)
Plus reclassification adjustment for gains included in net income	21,129	(7,395)	13,734

Other comprehensive loss	$(158,728)	55,555	(103,173)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007

	Year ended December 31, 2007
	Pretax	Tax	Net
	amount	effect	amount

Unrealized holding loss on available-for-sale investments:
Unrealized holding loss arising during the period	$(7,453)	2,608	(4,845)
Plus reclassification adjustment for gains included in net income	6,624	(2,318)	4,306

Other comprehensive loss	$(829)	290	(539)

	Year ended December 31, 2006
	Pretax	Tax	Net
	amount	effect	amount

Unrealized holding loss on available-for-sale investments:
Unrealized holding loss arising during the period	$(15,240)	5,334	(9,906)
Plus reclassification adjustment for gains included in net income	1,620	(567)	1,053

Other comprehensive loss	$(13,620)	4,767	(8,853)

At December 31, 2008 and 2007, the component of accumulated other comprehensive loss is as follows (in thousands):

	2008	2007

Unrealized holding losses, net of deferred tax benefit of $61,304 and $5,749 in 2008 and 2007, respectively	$(113,848)	(10,675)

	$(113,848)	(10,675)

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(11)	Reinsurance
Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2008 and 2007, reinsurance receivables with a carrying value of approximately $131,762,000 and $116,210,000, respectively, were associated with five reinsurers. In addition, reinsurance receivables of approximately $659,176,000 and $648,424,000 in 2008 and 2007, respectively, were associated with one reinsurer (see note 12).
Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2008 and 2007, the face amounts of life insurance in force that are reinsured amounted to approximately $12,337,000,000 (approximately 63.4% of total life insurance in force) and $13,098,000,000 (approximately 70.4% of total life insurance in force), respectively.
Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.
The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $171,768,000, $178,076,000, and $185,676,000 for life and accident and health reinsurance ceded, and $92,860,000, $80,742,000, and $64,784,000 for life and accident and health reinsurance assumed for the years ended December 31, 2008, 2007, and 2006, respectively.
Reinsurance agreements reduced incurred benefits for life and accident and health policies by approximately $190,598,000, $170,501,000, and $182,839,000 for the years ended December 31, 2008, 2007, and 2006, respectively.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(12)	Acquired Business
(a)	Mid-Continent Life Insurance Company
Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $640,403,000 and $632,046,000 to HLR and maintaining a funds withheld liability at December 31, 2008 and 2007, respectively.
Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed “Extra-Life” contracts will not increase during the 17-year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed “Extra-Life” contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra-Life” contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma. Certain funds were being held by the receiver for the purpose of paying the reasonable costs of MCL’s operations after December 31, 2000 and winding up the receivership proceedings. The majority of these funds were remitted to the Company in 2003, and the remainder was received in 2007.
As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR. The SPR was approximately $312,541,000 and $306,062,000 for 2008 and 2007, respectively.
Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. There was no experience refund earned by the Company in 2008. The experience refund earned by the Company in 2007 and 2006, before tax, was approximately $959,000, and $2,997,000, respectively, and is included in other income in the accompanying consolidated statements of income. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No. 113. Investment income on the funds withheld is included in AFA’s investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(b)	American Standard Life and Accident Insurance Company
Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $150,000, $178,000, and $210,000 of amortization was recorded in 2008, 2007, and 2006, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2008 and 2007 balance of the PVP asset is approximately $708,000 and $858,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.
An estimate of the amortization of the PVP for the next five years is as follows (in thousands):

2009	$127
2010	109
2011	94
2012	82
2013	71
(13)	Employee Benefit Plans
The Company participates in a pension plan (the Plan), sponsored by AFC, covering all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $5,145,000, $5,854,000, and $6,023,000 to the Plan during the years ended December 31, 2008, 2007, and 2006, respectively.
The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $2,589,000, $2,196,000, and $1,937,000 to this plan during the years ended December 31, 2008, 2007, and 2006, respectively.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(14)	Commitments and Contingencies
Rent expense for office space and equipment for the years ended December 31, 2008, 2007, and 2006 was approximately $13,363,000, $12,323,000, and $12,148,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2008 under noncancelable long-term leases are as follows (in thousands):

2009	$1,538
2010	1,579
2011	1,368
2012	768
2013	468
Thereafter	8
The Company has outstanding mortgage loan commitments of approximately $5,972,000 and $10,690,000 at December 31, 2008 and 2007, respectively.
The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2008 and 2007, liabilities for guaranty association assessments totaled $6,000,000 and $5,000,000, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2008, 2007, and 2006.
The Company was named in early 2008 as a defendant in litigation involving disputes over the process used to pay claims under certain supplemental cancer insurance policies. The Company’s best estimate related to the impact of this litigation was recorded in the Company’s consolidated financial statements as of December 31, 2007. In the second quarter of 2008, the Company settled this outstanding judgment and also entered into a separate Settlement Agreement in another suit. Under the terms of this settlement, which has been approved by the Court, the Company has remitted into a qualified settlement fund amounts to be used to make payments to eligible persons who had one or more claims under certain supplemental cancer insurance policies, as well as to cover lawyers’ fees, court costs, and expenses. The effect of the above settlements and the establishment of reserves in compliance with SFAS No. 5 have been included in the Company’s 2008 operating results. The impact of these transactions on 2008 results, net of tax, amounted to approximately $830,000.
In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. The Company expects that the ultimate liability, if any, with respect to other lawsuits, after consideration of the reserves maintained, will not be material to the Company’s financial position.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
(15)	Related-Party Transactions
The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2008, 2007, and 2006, rentals paid under these leases were approximately $5,503,000, $4,873,000, and $4,461,000, respectively.
During the years ended December 31, 2008, 2007, and 2006, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $7,572,000, $6,874,000, and $7,168,000, respectively.
During the years ended December 31, 2008, 2007, and 2006, the Company paid management fees to AFC totaling approximately $3,355,000, $3,727,000, and $3,161,000, respectively.
The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $5,253,000, $4,983,000, and $4,687,000 in 2008, 2007, and 2006, respectively.
During 2008, 2007, and 2006, the Company paid cash dividends to AFC of approximately $16,124,000, $13,636,000, and $11,559,000, respectively.
During 2008, 2007, and 2006, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,178,000, $2,646,000, and $2,681,000 for the years ended December 31, 2008, 2007, and 2006, respectively, and is included in selling costs and other operating, administrative, and general expenses.
An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.
(16)	Segment Information
The Company’s reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America.
Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.
(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007
The following summary, representing revenues and pretax income from continuing operations and identifiable assets for the Company’s reportable segments as of and for the years ended December 31, 2008, 2007, and 2006, is as follows (in thousands):

	Year ended December 31
	2008	2007	2006

Revenue:
American Fidelity Education Services Division	$420,629	389,372	352,962
Association Worksite Division	140,537	137,498	135,875
Strategic Alliances Division	126,861	115,415	76,994
Life Division	(43,373)	12,505	2,641
Noninsurance operations	1,873	2,226	2,133

Total consolidated revenue	$646,527	657,016	570,605

Premiums and annuity and universal life considerations:
American Fidelity Education Services Division	$342,977	302,854	266,456
Association Worksite Division	126,977	122,863	118,376
Strategic Alliances Division	131,786	121,310	82,694
Life Division	7,792	8,194	7,359
Noninsurance operations	—	—	—

Total consolidated premiums and annuity and universal life considerations	$609,532	555,221	474,885

Net investment income (loss) and net realized investment (losses) gains:
American Fidelity Education Services Division	$66,500	73,694	68,015
Association Worksite Division	8,061	9,301	9,555
Strategic Alliances Division	1,886	1,624	1,559
Life Division	(69,581)	(4,260)	(10,724)
Noninsurance operations	—	—	2

Total consolidated net investment income	$6,866	80,359	68,407

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2008 and 2007

	Year ended December 31
	2008	2007	2006

Amortization of deferred policy acquisition costs:
American Fidelity Education Services Division	$52,859	44,605	37,427
Association Worksite Division	8,480	8,283	7,682
Strategic Alliances Division	224	437	301
Life Division	1,807	1,800	1,962
Noninsurance operations	—	—	—

Total consolidated amortization of deferred policy acquisition costs	$63,370	55,125	47,372

Pretax earnings (loss):
American Fidelity Education Services Division	$69,697	74,643	65,548
Association Worksite Division	6,572	10,223	8,043
Strategic Alliances Division	8,786	4,749	2,268
Life Division	(6,640)	(3,399)	(4,016)
Noninsurance operations	95	166	170

Total consolidated pretax earnings	$78,510	86,382	72,013

	December 31
	2008	2007

Total assets:
American Fidelity Education Services Division	$2,384,179	2,392,230
Association Worksite Division	310,056	337,275
Strategic Alliances Division	156,535	155,729
Life Division	1,550,106	1,529,507
Noninsurance operations	152	415

Total consolidated assets	$4,401,028	4,415,156

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule III — Supplementary Insurance Information
December 31, 2008 and 2007
(In thousands)

	2008	2007

Deferred policy acquisition costs:
American Fidelity Education Services Division	$367,719	334,574
Association Worksite Division	58,995	62,124
Strategic Alliances Division	1,560	3,280
Life Division	12,572	13,498
Noninsurance operations	—	—

	$440,846	413,476

Reserves for future policy benefits:
American Fidelity Education Services Division	$689,360	639,034
Association Worksite Division	91,393	92,853
Strategic Alliances Division	93,622	85,196
Life Division	441,274	430,284
Noninsurance operations	—	—

	$1,315,649	1,247,367

Unearned premiums:
American Fidelity Education Services Division	$4,011	4,252
Association Worksite Division	163	173
Strategic Alliances Division	—	—
Life Division	—	—
Noninsurance operations	—	—

	$4,174	4,425

Benefits payable:
American Fidelity Education Services Division	$84,352	74,855
Association Worksite Division	26,133	24,948
Strategic Alliances Division	9,416	7,055
Life Division	1,592	1,517
Noninsurance operations	—	—

	$121,493	108,375

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule III — Supplementary Insurance Information
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Premium revenue and annuity and universal life considerations:
American Fidelity Education Services Division	$342,977	302,854	266,456
Association Worksite Division	126,977	122,863	118,376
Strategic Alliances Division	131,786	121,310	82,694
Life Division	7,792	8,194	7,359
Noninsurance operations	—	—	—

	$609,532	555,221	474,885

Net investment income:
American Fidelity Education Services Division	$66,500	73,694	68,015
Association Worksite Division	8,061	9,301	9,555
Strategic Alliances Division	1,886	1,624	1,559
Life Division	(69,581)	(4,260)	(10,724)
Noninsurance operations	—	—	2

	$6,866	80,359	68,407

Benefits, claims, losses, and settlement expenses:
American Fidelity Education Services Division	$242,161	214,209	204,349
Association Worksite Division	60,578	56,569	57,639
Strategic Alliances Division	78,352	73,660	48,916
Life Division	(45,115)	(2,789)	(8,863)
Noninsurance operations	—	—	—

	$335,976	341,649	302,041

Amortization of deferred policy acquisition costs:
American Fidelity Education Services Division	$52,859	44,605	37,427
Association Worksite Division	8,480	8,283	7,682
Strategic Alliances Division	224	437	301
Life Division	1,807	1,800	1,962
Noninsurance operations	—	—	—

	$63,370	55,125	47,372

(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule III — Supplementary Insurance Information
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Other operating expenses:
American Fidelity Education Services Division	$58,041	51,084	45,224
Association Worksite Division	26,164	26,934	25,718
Strategic Alliances Division	6,573	6,225	5,527
Life Division	8,066	8,250	11,396
Noninsurance operations	1,678	1,968	1,881

	$100,522	94,461	89,746

See accompanying report of independent registered public accounting firm.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule IV — Reinsurance
Years ended December 31, 2008, 2007, and 2006
(In thousands)

					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net

Year ended December 31, 2008:
Life insurance in force	$19,178,090	12,337,354	269,335	7,110,071	3.79%

Premiums:
Life insurance	$107,029	71,080	1,567	37,516	4.18%
Accident and health insurance	581,411	100,688	91,293	572,016	15.96%

Total premiums	$688,440	171,768	92,860	609,532	15.23%

Year ended December 31, 2007:
Life insurance in force	$18,274,117	13,098,359	324,405	5,500,163	5.90%

Premiums:
Life insurance	$106,203	75,833	1,572	31,942	4.92%
Accident and health insurance	546,352	102,243	79,170	523,279	15.13%

Total premiums	$652,555	178,076	80,742	555,221	14.54%

Year ended December 31, 2006:
Life insurance in force	$18,678,384	13,924,500	318,594	5,072,478	6.28%

Premiums:
Life insurance	$108,225	80,940	1,443	28,728	5.02%
Accident and health insurance	487,552	104,736	63,341	446,157	14.20%

Total premiums	$595,777	185,676	64,784	474,885	13.64%

See accompanying report of independent registered public accounting firm.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
(a) Financial Statements
The following financial statements are included in Part B hereof:
AMERICAN FIDELITY SEPARATE ACCOUNT C

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2008
Statements of Operations for the Year Ended December 31, 2008
Statements of Changes in Net Assets for the Years Ended December 31, 2008 and 2007
Financial Highlights
Notes to Financial Statements
AMERICAN FIDELITY ASSURANCE COMPANY

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2008 and 2007
Consolidated Statements of Income for the Years Ended December 31, 2008, 2007, and 2006
Consolidated Statements of Stockholder’s Equity for the Years Ended December 31, 2008, 2007, and 2006
Consolidated Statements of Cash Flows for the Years Ended December 31, 2008, 2007, and 2006
Notes to Consolidated Financial Statements
Schedule III — Supplementary Insurance Information
Schedule IV — Reinsurance
(b) Exhibits

1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C. Incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

3
Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

4.1	Flexible Premium Group Variable Annuity. Incorporated by reference to Exhibit 4.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.1
Section 457(b) Deferred Compensation Plan Participation Election Form. Incorporated by reference to Exhibit 5.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.2
Section 457 Group Variable Annuity Master Application. Incorporated by reference to Exhibit 5.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.1
Articles of Incorporation of American Fidelity Assurance Company as amended. Incorporated by reference to Exhibit 6.1 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 6.2 to Registrant’s Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

8.1
Shareholder Services Agreement dated January 16, 2001, between American Fidelity Assurance Company and American Century Investment Management, Inc. Incorporated by Reference to Exhibit 8.9 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.1.1
Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc., dated April 6, 2001. Incorporated by Reference to Exhibit 8.10 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.1.2
Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.1.3
Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005. Incorporated by reference to Exhibit 8.24 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.1.4	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.

8.2
Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. Incorporated by reference to Exhibit 8.16 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.2.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.2.2
Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003. Incorporated by reference to Exhibit 8.2.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.3
Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective May 1, 2007. Incorporated by reference to Exhibit 8.2.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.4
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. Incorporated by reference to Exhibit 8.17 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.2.5
Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005. Incorporated by reference to Exhibit 8.25 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.2.6
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007. Incorporated by reference to Exhibit 8.2.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.7
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.2.7 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997. Incorporated by Reference to Exhibit 8.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). Incorporated by Reference to Exhibit 8.4 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.3.3
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation. Incorporated by reference to Exhibit 8.18 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.3.4
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999. Incorporated by reference to Exhibit 8.19 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.3.5
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005. Incorporated by reference to Exhibit 8.23 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.3.6
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.3.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4
Fund Participation Agreement dated December 22, 1998, between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by Reference to Exhibit 8.6 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.4.1
First Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by Reference to Exhibit 8.7 to Registrant’s Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.4.2
Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Registrant’s Registration Statement on Form N-4 filed on February 27, 2003.

8.4.3
Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.5
Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005. Incorporated by reference to Exhibit 8.26 to Registrant’s Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.5.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.6
Investment Consultant Agreement dated September 1, 1999 between American Fidelity Assurance Company and Asset Services Company, L.L.C. Incorporated by reference to Exhibit 8.21 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.6.1
First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005. Incorporated by reference to Exhibit 8.22 to Registrant’s Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

9	*	Opinion and Consent of Counsel.

10	*	Consent of Independent Registered Public Accounting Firm.

99	*	Organizational Chart of American Fidelity Assurance Company.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor

Gregory S. Allen	Director
201 South Raleigh
Enid, Oklahoma 73701

John M. Bendheim, Jr.	Director
361 Canon Drive
Beverly Hills, California 90210

Robert D. Brearton	Executive Vice President and Chief Financial Officer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106

Lynda L. Cameron	Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106

William M. Cameron	Chairman of the Board, President and Chief Executive Officer, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106

David R. Carpenter	Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106

William E. Durrett	Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106

Theodore M. Elam	Director
211 N. Robinson, 10th Floor
Oklahoma City, OK 73102

Stephen P. Garrett	Senior Vice President, Secretary, and Chief Compliance Officer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106

Alfred L. Litchenburg	Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106

David R. Lopez	Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106

Paula Marshall	Director
2727 East 11th Street
Tulsa, Oklahoma 74104

Galen P. Robbins, M.D.	Director
11901 Quail Creek Road
Oklahoma City, Oklahoma 73120

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2009, there were 4,968 contract participants under eligible nonqualified deferred compensation plans.
ITEM 28. INDEMNIFICATION
The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:
(a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys’ fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.
(b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.
(c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS
(a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account B, and American Fidelity Dual Strategy Fund, Inc.®
(b) The following persons are the officers and directors of American Fidelity Securities, Inc. The principal business address for each of the following is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address	Positions and Offices with Underwriter

David R. Carpenter	Director, Chairman, Chief Executive Officer, Treasurer, and Investment Company and Variable Contract Products Principal

Stephen P. Garrett	Director, Senior Vice President, and Secretary

Cherie L. Horsfall	Assistant Vice President, Operations Officer, and Investment Company and Variable Contract Products Principal

Christopher T. Kenney	Vice President, Chief Compliance Officer, and Investment Company and Variable Contract Products Principal

Nancy K. Steeber	Director, President, Chief Operations Officer and Investment Company and Variable Contract Products Principal

Shirley Williams	Assistant Vice President, Chief Financial Officer, and Financial and Operations Principal
(c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2008 were $19,820. It received no other compensation from or on behalf of the Registrant during the year.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books, or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable.
ITEM 32. UNDERTAKINGS
(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.
(d) Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s no-action letter to the American Council of Life Insurance (publicly available November 28, 1988), which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).
REPRESENTATIONS
American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 15, 2009.

AMERICAN FIDELITY SEPARATE ACCOUNT C
(Registrant)

By:	American Fidelity Assurance Company
(Depositor)

By:	/s/ David R. Carpenter

David R. Carpenter, Executive Vice President

AMERICAN FIDELITY ASSURANCE COMPANY
(Depositor)

By:	/s/ David R. Carpenter

David R. Carpenter, Executive Vice President

Each of the undersigned hereby appoints David R. Carpenter, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2009.

Signature	Title

Director
Lynda L. Cameron

/s/ William M. Cameron	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)
William M. Cameron

/s/ David R. Carpenter	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)
David R. Carpenter

/s/ William E. Durrett	Senior Chairman of the Board and Director
William E. Durrett

/s/ Theodore M. Elam	Director
Theodore M. Elam

/s/ David R. Lopez	Director
David R. Lopez

Director
Paula Marshall

/s/ Galen P. Robbins	Director
Galen P. Robbins, M.D.

EXHIBIT INDEX

EXHIBIT
NUMBER	DESCRIPTION	METHOD OF FILING

1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.	Incorporated by reference

3	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference

4.1	Flexible Premium Group Variable Annuity.	Incorporated by reference

5.1	Section 457(b) Deferred Compensation Plan Participation Election Form.	Incorporated by reference

5.2	Section 457 Group Variable Annuity Master Application.	Incorporated by reference

6.1	Articles of Incorporation of American Fidelity Assurance Company as amended.	Incorporated by reference

6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference

8.1	Shareholder Services Agreement dated January 16, 2001, between American Fidelity Assurance Company and American Century Investment Management, Inc.	Incorporated by reference

8.1.1	Amendment No. 1 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated April 6, 2001.	Incorporated by reference

8.1.2	Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002.	Incorporated by reference

8.1.3	First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005.	Incorporated by reference

8.1.4	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between American Century Investment Services, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.2	Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc.	Incorporated by reference

8.2.1	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002.	Incorporated by reference

8.2.2	Amendment to Participation Agreement between FAM Distributors, Inc. and American Fidelity Assurance Company dated November 3, 2003.	Incorporated by reference

EXHIBIT
NUMBER	DESCRIPTION	METHOD OF FILING

8.2.3	Third Amendment to Amended and Restated Fund Participation Agreement by and between American Fidelity Assurance Company and BlackRock Variable Series Funds, Inc. effective May 1, 2007.	Incorporated by reference

8.2.4	Administrative Services Agreement dated May 1. 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference

8.2.5	Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.	Incorporated by reference

8.2.6	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference

8.2.7	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.
Incorporated by reference

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).
Incorporated by reference

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.
Incorporated by reference

8.3.3	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference

8.3.4	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference

8.3.5	Investment Consultant Agreement dated September 1, 1999 between American Fidelity Assurance Company and Asset Services Company, L.L.C.	Incorporated by reference

8.3.6	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference

EXHIBIT
NUMBER	DESCRIPTION	METHOD OF FILING

8.4	Fund Participation Agreement dated December 22, 1998, between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.4.1	First Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.4.2	Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002.	Incorporated by reference

8.4.3	Shareholder Information Agreement (22c-2 Agreement) dated April 9, 2007 by and between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company.	Incorporated by reference

8.5	Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated March 22, 2005.	Incorporated by reference

8.5.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.
Incorporated by reference

8.6	Amendment to The Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.	Incorporated by reference

8.6.1	Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference

9	Opinion and Consent of Counsel.	Filed herewith electronically

10	Consent of Independent Registered Public Accounting Firm.	Filed herewith electronically

99	Organizational Chart of American Fidelity Assurance Company.	Filed herewith electronically